UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2016

Date of reporting period:	December 31, 2015

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Balanced Fund

The fund's portfolio
12/31/15 (Unaudited)

COMMON STOCKS (54.4%)(a)
			Shares	Value

Basic materials (2.0%)

Aceto Corp.			5,825	$157,159

Agrihold ASA (Norway)			5,140	221,382

Airgas, Inc.			194	26,834

Akzo Nobel NV (Netherlands)			8,240	550,378

Amcor, Ltd. (Australia)			68,865	669,991

American Vanguard Corp.			23,709	332,163

Andersons, Inc. (The)			5,220	165,109

ArcelorMittal SA (France)			46,328	193,576

Asahi Kasei Corp. (Japan)			30,000	203,040

Axalta Coating Systems, Ltd.(NON)			216	5,756

BASF SE (Germany)			28,354	2,167,657

Beacon Roofing Supply, Inc.(NON)			9,702	399,528

Bemis Co., Inc.			365	16,312

Cabot Corp.			4,021	164,378

Cambrex Corp.(NON)			8,030	378,133

CF Industries Holdings, Inc.			5,200	212,212

Chicago Bridge & Iron Co. NV(S)			7,834	305,448

Compagnie De Saint-Gobain (France)			3,998	171,988

Continental Building Products, Inc.(NON)			21,390	373,469

CRH PLC (Ireland)			5,742	165,974

Domtar Corp. (Canada)			7,077	261,495

Dow Chemical Co. (The)			6,000	308,880

EMS-Chemie Holding AG (Switzerland)			1,436	628,787

EVA Precision Industrial Holdings, Ltd. (China)			492,000	86,972

Evonik Industries AG (Germany)			17,845	592,171

Fortescue Metals Group, Ltd. (Australia)(S)			317,165	427,779

Glencore PLC (United Kingdom)			303,994	404,486

Graphic Packaging Holding Co.			131,300	1,684,579

Incitec Pivot, Ltd. (Australia)			156,214	446,670

Innophos Holdings, Inc.			4,658	134,989

Innospec, Inc.			5,947	322,982

International Flavors & Fragrances, Inc.			218	26,082

KapStone Paper and Packaging Corp.			14,743	333,044

Kraton Performance Polymers, Inc.(NON)			6,009	99,809

Kuraray Co., Ltd. (Japan)			25,000	302,303

LSB Industries, Inc.(NON)			9,268	67,193

LyondellBasell Industries NV Class A			84,008	7,300,295

Minerals Technologies, Inc.			6,520	299,007

Mitsubishi Gas Chemical Co., Inc. (Japan)			34,000	173,715

Mitsubishi Materials Corp. (Japan)			187,000	588,141

Mondi PLC (South Africa)			14,518	283,135

Mota-Engil SGPS SA (Portugal)(S)			50,910	106,286

Newcrest Mining, Ltd. (Australia)(NON)			55,805	527,529

Newmont Mining Corp.			1,570	28,244

Nippon Steel & Sumitomo Metal Corp. (Japan)			13,600	269,292

Nitto Denko Corp. (Japan)			9,600	700,270

NN, Inc.			16,226	258,642

Oji Holdings Corp. (Japan)			16,000	64,488

Orion Engineered Carbons SA (Luxembourg)			14,770	186,102

Patrick Industries, Inc.(NON)			11,005	478,718

Rio Tinto PLC (United Kingdom)			27,214	793,088

Royal Boskalis Westminster NV (Netherlands)			9,601	391,119

Royal Gold, Inc.			255	9,300

Sealed Air Corp.			80,300	3,581,380

Sherwin-Williams Co. (The)			33,894	8,798,882

Smurfit Kappa Group PLC (Ireland)			6,054	154,505

Sumitomo Metal Mining Co., Ltd. (Japan)			44,000	531,815

ThyssenKrupp AG (Germany)			30,507	604,987

Trex Co., Inc.(NON)			2,352	89,470

UPM-Kymmene OYJ (Finland)			47,280	875,663

US Concrete, Inc.(NON)			6,031	317,592

voestalpine AG (Austria)			8,883	271,861

Weyerhaeuser Co.(R)			19,400	581,612

				41,273,846
Capital goods (3.7%)

ABB, Ltd. (Switzerland)			37,582	667,082

ACS Actividades de Construccion y Servicios SA (Spain)			17,322	504,654

AGCO Corp.			39,900	1,811,061

Airbus Group SE (France)			11,547	775,306

Allison Transmission Holdings, Inc.			154,400	3,997,416

Altra Industrial Motion Corp.			9,668	242,473

American Axle & Manufacturing Holdings, Inc.(NON)			18,048	341,829

Argan, Inc.			11,489	372,244

Avery Dennison Corp.			26,844	1,682,045

AZZ, Inc.			3,637	202,108

BAE Systems PLC (United Kingdom)			50,476	371,492

Ball Corp.			489	35,565

Boer Power Holdings, Ltd. (China)			72,000	129,302

Bombardier, Inc. Class B (Canada)(NON)			59,200	57,330

Canon, Inc. (Japan)			700	21,217

Carlisle Cos., Inc.			11,600	1,028,804

Chase Corp.			3,133	127,607

Cooper-Standard Holding, Inc.(NON)			5,435	421,702

Crown Holdings, Inc.(NON)			131,400	6,661,980

Cubic Corp.			10,205	482,186

dorma + kaba Holding AG Class B (Switzerland)			560	379,957

Douglas Dynamics, Inc.			4,940	104,086

Embraer SA ADR (Brazil)			4,900	144,746

General Dynamics Corp.			90,517	12,433,415

Greenbrier Cos., Inc. (The)(S)			5,884	191,936

Hyster-Yale Materials Handling, Inc.			2,418	126,824

IDEX Corp.			32,900	2,520,469

Ingersoll-Rand PLC			44,200	2,443,818

JTEKT Corp (Japan)			16,500	270,051

Kadant, Inc.			6,988	283,783

KBR, Inc.			145,800	2,466,936

Leggett & Platt, Inc.			44,600	1,874,092

Lockheed Martin Corp.			636	138,107

MAN SE (Germany)			815	82,453

MasTec, Inc.(NON)			31,214	542,499

Matrix Service Co.(NON)			16,574	340,430

Miller Industries, Inc.			8,191	178,400

Mitsubishi Electric Corp. (Japan)			108,000	1,132,328

Mobileye NV (Israel)(NON)(S)			3,700	156,436

MSA Safety, Inc.			2,951	128,280

Northrop Grumman Corp.			63,500	11,989,435

Orbital ATK, Inc.			12,124	1,083,158

OSRAM Licht AG (Germany)			10,802	454,523

Raytheon Co.			892	111,081

Rexam PLC (United Kingdom)			10,246	90,888

Rockwell Collins, Inc.			473	43,658

Roper Technologies, Inc.			46,000	8,730,340

Safran SA (France)			6,062	415,165

Sandvik AB (Sweden)			16,299	141,169

Sound Global, Ltd. (China)(F)(NON)(S)			81,000	58,629

Spirit AeroSystems Holdings, Inc. Class A(NON)			40,400	2,022,828

Standex International Corp.			3,404	283,043

Stericycle, Inc.(NON)			189	22,793

Stoneridge, Inc.(NON)			18,336	271,373

Tetra Tech, Inc.			19,814	515,560

Thales SA (France)			3,069	229,965

TransDigm Group, Inc.(NON)			178	40,664

Trinseo SA(NON)(S)			22,872	644,990

Vinci SA (France)			23,416	1,501,647

Wabash National Corp.(NON)			33,081	391,348

Waste Management, Inc.			880	46,966

WorleyParsons, Ltd. (Australia)			34,567	115,015

				75,076,687
Communication services (2.0%)

BCE, Inc. (Canada)			4,400	169,996

Bharti Infratel, Ltd. (India)			43,652	281,269

BT Group PLC (United Kingdom)			201,352	1,391,586

CalAmp Corp.(NON)			15,971	318,302

Cellnex Telecom SAU 144A (Spain)			12,711	236,989

China Mobile, Ltd. (China)			12,500	140,093

Cincinnati Bell, Inc.(NON)			85,086	306,310

Cogent Communications Holdings, Inc.			7,481	259,516

Com Hem Holding AB (Sweden)			56,908	514,308

Deutsche Telekom AG (Germany)			58,672	1,061,599

Frontier Communications Corp.			53,254	248,696

HKT Trust & HKT, Ltd. (Units) (Hong Kong)			28,000	35,711

IDT Corp. Class B			7,336	85,538

Inteliquent, Inc.			15,289	271,686

InterXion Holding NV (Netherlands)(NON)			3,600	108,540

Iridium Communications, Inc.(NON)(S)			18,291	153,827

Juniper Networks, Inc.			269,400	7,435,440

KDDI Corp. (Japan)			55,000	1,423,783

Liberty Global PLC Ser. C (United Kingdom)(NON)			5,400	220,158

NeuStar, Inc. Class A(NON)(S)			7,849	188,141

Nippon Telegraph & Telephone Corp. (Japan)			29,300	1,163,264

NTT DoCoMo, Inc. (Japan)			48,800	1,000,183

Numericable-SFR (France)			8,504	308,763

Orange SA (France)			70,264	1,178,773

Quebecor, Inc. Class B (Canada)			8,600	210,572

Rogers Communications, Inc. Class B (Canada)			1,120	38,626

SBA Communications Corp. Class A(NON)			50,764	5,333,773

ShoreTel, Inc.(NON)			20,357	180,159

Sky PLC (United Kingdom)			105,641	1,728,386

Spark New Zealand, Ltd. (New Zealand)			102,715	231,508

Spok Holdings, Inc.			9,578	175,469

Telecom Italia SpA RSP (Italy)			604,684	618,487

Telenor ASA (Norway)			29,343	488,157

Telstra Corp., Ltd. (Australia)			199,941	811,267

TELUS Corp. (Canada)			2,616	72,332

Ubiquiti Networks, Inc.(NON)(S)			3,580	113,450

Verizon Communications, Inc.			231,716	10,709,914

Vodafone Group PLC (United Kingdom)			313,054	1,012,581

				40,227,152
Conglomerates (0.1%)

Bouygues SA (France)			2,280	90,367

Danaher Corp.			1,395	129,568

Mitsubishi Corp. (Japan)			21,500	357,189

Orkla ASA (Norway)			30,246	238,699

Siemens AG (Germany)			11,121	1,078,971

Tyco International PLC			6,200	197,718

				2,092,512
Consumer cyclicals (8.2%)

Accor SA (France)			2,030	87,564

Adecco SA (Switzerland)			13,871	952,435

Amazon.com, Inc.(NON)			9,300	6,285,777

Aristocrat Leisure, Ltd. (Australia)			65,146	481,452

Ascena Retail Group, Inc.(NON)			21,973	216,434

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)			9,593	101,665

Automatic Data Processing, Inc.			980	83,026

AutoZone, Inc.(NON)			117	86,803

Big Lots, Inc.			5,644	217,520

Brunswick Corp.			6,295	317,960

CaesarStone Sdot-Yam, Ltd. (Israel)(NON)			9,778	423,779

Caleres, Inc.			11,555	309,905

Carmike Cinemas, Inc.(NON)			14,003	321,229

Carter's, Inc.			43,900	3,908,417

CEB, Inc.			2,084	127,937

Cedar Fair LP			5,892	329,009

Children's Place, Inc. (The)			4,203	232,006

Cie Generale des Etablissements Michelin (France)			12,465	1,183,524

Clorox Co. (The)			250	31,708

Coach, Inc.			7,811	255,654

Compass Group PLC (United Kingdom)			38,442	665,347

Conn's, Inc.(NON)(S)			8,599	201,819

Continental AG (Germany)			7,585	1,840,998

Cooper Tire & Rubber Co.			11,530	436,411

Ctrip.com International, Ltd. ADR (China)(NON)(S)			4,000	185,320

Dai Nippon Printing Co., Ltd. (Japan)			156,000	1,542,266

Daimler AG (Registered Shares) (Germany)			3,629	302,913

Dalata Hotel Group PLC (Ireland)(NON)			49,560	297,163

Deluxe Corp.			11,926	650,444

Discovery Communications, Inc. Class A(NON)(S)			413,426	11,030,206

Discovery Communications, Inc. Class C(NON)			815	20,554

Dollar General Corp.			1,109	79,704

Dollar Tree, Inc.(NON)			758	58,533

DSW, Inc. Class A			9,317	222,304

Ennis, Inc.			10,125	194,906

Equifax, Inc.			24,800	2,761,976

Ethan Allen Interiors, Inc.			12,585	350,115

Everi Holdings, Inc.(NON)			23,456	102,972

Express, Inc.(NON)			17,728	306,340

FactSet Research Systems, Inc.			123	19,996

Fiat Chrysler Automobiles NV (United Kingdom)(NON)			67,524	929,781

Flight Centre Travel Group, Ltd. (Australia)			16,984	489,442

Fuji Heavy Industries, Ltd. (Japan)			41,100	1,689,553

G&K Services, Inc. Class A			4,414	277,641

Galaxy Entertainment Group, Ltd. (Hong Kong)			48,000	149,661

GNC Holdings, Inc. Class A			8,109	251,541

Gray Television, Inc.(NON)			30,091	490,483

Harley-Davidson, Inc.			766	34,769

Harvey Norman Holdings, Ltd. (Australia)			167,112	505,014

Heartland Payment Systems, Inc.			2,858	270,996

Hilton Worldwide Holdings, Inc.			328,500	7,029,900

Home Depot, Inc. (The)			159,400	21,080,650

Honda Motor Co., Ltd. (Japan)			2,000	64,083

Industria de Diseno Textil SA (Inditex) (Spain)			22,997	789,171

Industrivarden AB Class A (Sweden)			43,192	805,675

Interpublic Group of Cos., Inc. (The)			1,482	34,501

ISS A/S (Denmark)			1,726	62,253

ITV PLC (United Kingdom)			491,602	2,003,131

KAR Auction Services, Inc.			59,512	2,203,729

Kia Motors Corp. (South Korea)			8,256	367,771

Kimberly-Clark Corp.			80,000	10,184,000

Kingfisher PLC (United Kingdom)			284,052	1,375,418

Kohl's Corp.			230	10,955

Lagardere SCA (France)			35,212	1,047,666

Landauer, Inc.			8,708	286,667

Lear Corp.			45,470	5,585,080

Liberty Interactive Corp. Class A(NON)			107,500	2,936,900

Liberty Media Corp. Class A(NON)			46,600	1,829,050

LifeLock, Inc.(NON)(S)			8,207	117,770

Lions Gate Entertainment Corp.			13,066	423,208

Live Nation Entertainment, Inc.(NON)			12,451	305,921

LIXIL Group Corp. (Japan)			17,000	377,297

Lowe's Cos., Inc.			162,612	12,365,016

Luxottica Group SpA (Italy)			5,666	369,363

Macy's, Inc.			79,415	2,777,937

Madison Square Garden Co. (The) Class A(NON)			77	12,459

Malibu Boats, Inc. Class A(NON)			15,708	257,140

Marcus Corp. (The)			9,867	187,177

Marks & Spencer Group PLC (United Kingdom)			148,844	989,119

Marriott Vacations Worldwide Corp.			4,294	244,543

Mazda Motor Corp. (Japan)			36,300	746,758

MCBC Holdings, Inc.(NON)			13,632	186,758

Mediaset SpA (Italy)			52,346	216,792

Men's Wearhouse, Inc. (The)			7,973	117,044

MSG Networks, Inc.(NON)			232	4,826

Namco Bandai Holdings, Inc. (Japan)			3,000	63,036

National CineMedia, Inc.			21,391	336,053

News Corp. Class A			93,800	1,253,168

Nexstar Broadcasting Group, Inc. Class A			3,481	204,335

Next PLC (United Kingdom)			2,832	303,588

NIKE, Inc. Class B			197,906	12,369,125

Nintendo Co., Ltd. (Japan)			3,200	440,518

Nippon Television Holdings, Inc. (Japan)			14,000	254,786

Nissan Motor Co., Ltd. (Japan)			54,300	568,676

Omnicom Group, Inc.			698	52,811

Oxford Industries, Inc.			3,524	224,902

Panasonic Corp. (Japan)			45,400	460,760

Pandora A/S (Denmark)			468	59,054

PayPal Holdings, Inc.(NON)			2,455	88,871

Penn National Gaming, Inc.(NON)			16,353	261,975

Peugeot SA (France)(NON)			40,477	709,716

PGT, Inc.(NON)			44,042	501,638

Pitney Bowes, Inc.			10,157	209,742

ProSiebenSat.1 Media SE (Germany)			6,177	312,457

Publicis Groupe SA (France)			4,628	306,949

Ralph Lauren Corp.			208	23,188

RE/MAX Holdings, Inc. Class A			12,687	473,225

Regal Entertainment Group Class A(S)			21,213	400,289

Scotts Miracle-Gro Co. (The) Class A			7,039	454,086

Scripps Networks Interactive Class A			383	21,145

Securitas AB Class B (Sweden)			51,545	785,147

Sequential Brands Group, Inc.(NON)(S)			10,706	84,684

ServiceMaster Global Holdings, Inc.(NON)			32,900	1,290,996

Shimamura Co., Ltd. (Japan)			3,200	374,015

Sirius XM Holdings, Inc.(NON)(S)			1,156,400	4,706,548

Six Flags Entertainment Corp.(S)			31,100	1,708,634

SJM Holdings, Ltd. (Hong Kong)			311,000	221,034

Smith & Wesson Holding Corp.(NON)			24,848	546,159

Sohgo Security Services Co., Ltd. (Japan)			5,500	257,388

Sony Corp. (Japan)			11,400	279,282

Sports Direct International PLC (United Kingdom)(NON)			25,914	219,718

Steven Madden, Ltd.(NON)(S)			3,886	117,435

Suzuki Motor Corp. (Japan)			5,600	170,007

TABCORP Holdings, Ltd. (Australia)			41,706	142,224

Target Corp.			1,722	125,034

Tata Motors, Ltd. (India)(NON)			39,601	232,872

Taylor Wimpey PLC (United Kingdom)			175,975	525,491

Thor Industries, Inc.			10,700	600,805

TiVo, Inc.(NON)			24,600	212,298

Toppan Printing Co., Ltd. (Japan)			79,000	727,424

Toyota Industries Corp. (Japan)			4,900	261,865

Toyota Motor Corp. (Japan)			12,900	791,803

TUI AG (London Exchange) (Germany)			22,552	400,103

Tumi Holdings, Inc.(NON)			8,507	141,471

Valeo SA (France)			4,444	686,086

Vantiv, Inc. Class A(NON)			452	21,434

Verisk Analytics, Inc. Class A(NON)			30,800	2,367,904

VF Corp.			915	56,959

Viacom, Inc. Class B			104,900	4,317,684

Vista Outdoor, Inc.(NON)			2,851	126,898

Visteon Corp.(NON)			4,019	460,176

Wal-Mart Stores, Inc.			533	32,673

Walt Disney Co. (The)			1,151	120,947

Welspun India, Ltd. (India)			9,957	136,673

Wolters Kluwer NV (Netherlands)			19,245	644,818

Wolverine World Wide, Inc.			11,189	186,968

WPP PLC (United Kingdom)			36,282	835,129

Wyndham Worldwide Corp.			33,285	2,418,155

Yamaha Motor Co., Ltd. (Japan)			27,400	614,000

Yue Yuen Industrial Holdings, Ltd. (Hong Kong)			55,000	186,852

Zee Entertainment Enterprises, Ltd. (India)			36,635	241,236

				168,439,822
Consumer staples (4.7%)

Altria Group, Inc.			38,163	2,221,468

Anheuser-Busch InBev SA/NV (Belgium)			9,328	1,152,241

Ashtead Group PLC (United Kingdom)			26,944	443,353

Associated British Foods PLC (United Kingdom)			11,032	543,030

Avis Budget Group, Inc.(NON)(S)			10,082	365,876

Avon Products, Inc.			16,175	65,509

Barrett Business Services, Inc.			2,335	101,666

Barry Callebaut AG (Switzerland)			383	417,710

Bright Horizons Family Solutions, Inc.(NON)			3,940	263,192

Brinker International, Inc.			7,449	357,180

British American Tobacco PLC (United Kingdom)			14,472	803,761

Bunge, Ltd.			132,045	9,016,033

Cal-Maine Foods, Inc.(S)			5,924	274,518

Chipotle Mexican Grill, Inc.(NON)			15	7,198

Church & Dwight Co., Inc.			276	23,427

CK Hutchison Holdings, Ltd. (Hong Kong)			1,500	20,133

Coca-Cola Amatil, Ltd. (Australia)			101,035	680,948

Coca-Cola Enterprises, Inc.			64,400	3,171,056

Colgate-Palmolive Co.			22,458	1,496,152

Colruyt SA (Belgium)			351	18,028

ConAgra Foods, Inc.			97,500	4,110,600

Costco Wholesale Corp.			953	153,910

Coty, Inc. Class A			25,285	648,055

CVS Health Corp.			159,246	15,569,481

Delivery Hero Holding GmbH (acquired 6/12/15, cost $123,232) (Private) (Germany)(F)(RES)(NON)			16	107,100

Dr. Pepper Snapple Group, Inc.			110,655	10,313,046

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

Farmer Bros. Co.(NON)			4,131	133,307

Geo Group, Inc. (The)(R)			30,521	882,362

Global Fashion Holding SA (acquired 8/2/13, cost $21,942) (Private) (Brazil)(F)(RES)(NON)			518	13,121

Grand Canyon Education, Inc.(NON)			9,250	371,110

Henkel AG & Co. KGaA (Preference) (Germany)			5,224	582,330

Imperial Tobacco Group PLC (United Kingdom)			23,168	1,218,534

ITOCHU Corp. (Japan)			51,100	602,370

ITT Educational Services, Inc.(NON)			5,205	19,415

J Sainsbury PLC (United Kingdom)			141,653	539,779

Japan Tobacco, Inc. (Japan)			28,600	1,050,110

John B. Sanfilippo & Son, Inc.			10,540	569,476

Kao Corp. (Japan)			25,300	1,298,305

Kerry Group PLC Class A (Ireland)			11,554	956,149

Kforce, Inc.			14,012	354,223

Koninklijke Ahold NV (Netherlands)			72,360	1,527,744

Korn/Ferry International			7,667	254,391

Kroger Co. (The)			140,100	5,860,383

Liberty Ventures Ser. A(NON)			71,900	3,243,409

Lindt & Spruengli AG (Switzerland)			13	80,981

McDonald's Corp.			1,561	184,417

METRO AG (Germany)			12,098	386,135

Molson Coors Brewing Co. Class B			3,200	300,544

Mondelez International, Inc. Class A			42,500	1,905,700

Monster Worldwide, Inc.(NON)			71,322	408,675

Nestle SA (Switzerland)			27,861	2,065,159

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

Nomad Foods, Ltd. (United Kingdom)(NON)			12,591	148,633

Nutraceutical International Corp.(NON)			5,136	132,612

On Assignment, Inc.(NON)			6,089	273,701

Papa John's International, Inc.			3,546	198,115

Paylocity Holding Corp.(NON)			2,984	121,001

PepsiCo, Inc.			78,500	7,843,720

Philip Morris International, Inc.			4,804	422,320

Pinnacle Foods, Inc.			51,596	2,190,766

Rakuten, Inc. (Japan)			9,300	107,175

Reckitt Benckiser Group PLC (United Kingdom)			8,779	808,098

Reynolds American, Inc.			1,700	78,455

SABMiller PLC (United Kingdom)			3,645	218,334

Sanderson Farms, Inc.(S)			5,471	424,112

Seven & i Holdings Co., Ltd. (Japan)			4,200	191,501

Shiseido Co., Ltd. (Japan)			5,600	115,882

Shutterfly, Inc.(NON)			1,598	71,207

Sonic Corp.			11,425	369,142

SpartanNash Co.			11,843	256,283

Svenska Cellulosa AB SCA Class B (Sweden)			8,329	241,882

Swedish Match AB (Sweden)			28,972	1,025,016

Team Health Holdings, Inc.(NON)			2,462	108,057

TrueBlue, Inc.(NON)			6,554	168,831

Tupperware Brands Corp.			185	10,295

Uni-President Enterprises Corp. (Taiwan)			149,000	248,260

Unilever NV ADR (Netherlands)			23,640	1,024,217

Unilever PLC (United Kingdom)			13,103	561,041

WH Group, Ltd. 144A (Hong Kong)(NON)			1,206,562	668,751

Wolseley PLC (United Kingdom)			8,899	483,739

Woolworths, Ltd. (Australia)			18,289	323,655

X5 Retail Group NV GDR (Russia)(NON)			8,131	154,117

				96,141,721
Energy (3.5%)

BG Group PLC (United Kingdom)			21,189	307,268

BP PLC (United Kingdom)			360,161	1,876,779

Callon Petroleum Co.(NON)			52,875	440,978

Cameron International Corp.(NON)			108,400	6,850,880

Connacher Oil and Gas, Ltd. (Canada)(NON)			3,341	307

CVR Energy, Inc.(S)			23,600	928,660

Delek US Holdings, Inc.			8,447	207,796

Diamondback Energy, Inc.(NON)			1,605	107,375

EnCana Corp. (Canada)			20,000	101,612

EP Energy Corp. Class A(NON)(S)			18,983	83,146

Exxon Mobil Corp.			8,474	660,548

Ezion Holdings, Ltd. (Singapore)			403,200	171,798

Genel Energy PLC (United Kingdom)(NON)			25,418	63,002

Gulfport Energy Corp.(NON)			4,688	115,184

Hess Corp.			7,700	373,296

HollyFrontier Corp.			708	28,242

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)			12,473	125

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			12,473	125

National Oilwell Varco, Inc.			1,296	43,403

Northern Oil and Gas, Inc.(NON)(S)			30,559	117,958

Occidental Petroleum Corp.			199,400	13,481,434

OMV AG (Austria)			61,655	1,730,816

Pacific Ethanol, Inc.(NON)			22,697	108,492

Questar Corp.			27,100	527,908

Repsol SA (Rights) (Spain)(NON)			45,693	22,793

Repsol YPF SA (Spain)			45,693	497,460

Royal Dutch Shell PLC Class A (United Kingdom)			53,891	1,210,742

Royal Dutch Shell PLC Class A (United Kingdom)			33,878	776,104

Royal Dutch Shell PLC Class B (United Kingdom)			39,704	906,612

Schlumberger, Ltd.			204,276	14,248,251

SM Energy Co.(S)			4,852	95,390

Spectra Energy Corp.			2,418	57,887

Statoil ASA (Norway)			104,249	1,458,057

Stone Energy Corp.(NON)			7,739	33,200

Suncor Energy, Inc. (Canada)			25,232	651,360

Superior Energy Services, Inc.			179,100	2,412,477

Tesoro Corp.			27,000	2,844,990

TonenGeneral Sekiyu KK (Japan)			6,000	50,421

Total SA (France)			32,552	1,449,731

Valero Energy Corp.			216,400	15,301,644

Vestas Wind Systems A/S (Denmark)			24,374	1,701,738

Whiting Petroleum Corp.(NON)			3,606	34,041

Woodside Petroleum, Ltd. (Australia)			27,309	572,759

				72,652,789
Financials (10.2%)

3i Group PLC (United Kingdom)			191,128	1,347,141

Access National Corp.			6,575	134,525

ACE, Ltd.			2,439	284,997

Admiral Group PLC (United Kingdom)			10,897	265,051

AG Mortgage Investment Trust, Inc.(R)			3,828	49,152

Ageas (Belgium)			7,814	362,188

Agree Realty Corp.(R)			6,888	234,123

AIA Group, Ltd. (Hong Kong)			158,800	946,060

Alexandria Real Estate Equities, Inc.(R)			188	16,988

Allianz SE (Germany)			9,141	1,619,380

Allied World Assurance Co. Holdings AG			33,616	1,250,179

Allstate Corp. (The)			112,200	6,966,498

American Campus Communities, Inc.(R)			388	16,040

American Capital Agency Corp.(R)			96,326	1,670,293

American Equity Investment Life Holding Co.			15,267	366,866

American Financial Group, Inc.			9,700	699,176

American International Group, Inc.			8,100	501,957

Amtrust Financial Services, Inc.			8,393	516,841

Annaly Capital Management, Inc.(R)			320,300	3,004,414

Aozora Bank, Ltd. (Japan)			23,000	80,206

Apollo Commercial Real Estate Finance, Inc.(R)			10,221	176,108

Apollo Residential Mortgage, Inc.(R)			16,962	202,696

Arbor Realty Trust, Inc.(R)			38,971	278,643

Arlington Asset Investment Corp. Class A			4,434	58,662

ARMOUR Residential REIT, Inc.(R)			2,550	55,488

Ashford Hospitality Prime, Inc.(R)			971	14,080

Ashford Hospitality Trust, Inc.(R)			23,807	150,222

Aspen Insurance Holdings, Ltd.			14,100	681,030

AXA SA (France)			61,113	1,670,746

Axis Capital Holdings, Ltd.			308	17,316

Baloise Holding AG (Switzerland)			56	7,101

Banco Latinoamericano de Comercio Exterior SA Class E (Panama)			15,251	395,458

Banco Santander SA (Spain)			112,964	554,600

Bank Hapoalim BM (Israel)			101,691	525,201

Bank of America Corp.			1,129,500	19,009,485

Bank of Ireland (Ireland)(NON)			1,425,809	522,557

Bank of Montreal (Canada)			1,703	96,098

Bank of New York Mellon Corp. (The)			184,900	7,621,578

Bank of Nova Scotia (The) (Canada)			2,279	92,184

Bank of Queensland, Ltd. (Australia)			39,528	398,246

Barclays PLC (United Kingdom)			145,534	471,047

BB&T Corp.			2,125	80,346

Berkshire Hathaway, Inc. Class B(NON)			1,244	164,258

BNP Paribas SA/New York, NY (France)			38,793	2,195,839

BofI Holding, Inc.(NON)(S)			15,624	328,885

Brandywine Realty Trust(R)			15,366	209,900

Brixmor Property Group, Inc.(R)			31,621	816,454

Broadridge Financial Solutions, Inc.			18,900	1,015,497

Campus Crest Communities, Inc.(R)			31,660	215,288

Canadian Imperial Bank of Commerce (Canada)			1,256	82,774

Capital One Financial Corp.			1,599	115,416

Cardinal Financial Corp.			12,738	289,790

Cardtronics, Inc.(NON)			8,381	282,021

CBL & Associates Properties, Inc.(R)			8,707	107,706

CBRE Group, Inc. Class A(NON)			270,000	9,336,600

Challenger, Ltd. (Australia)			89,258	562,686

Chimera Investment Corp.(R)			48,200	657,448

Chubb Corp. (The)			234	31,038

Citizens & Northern Corp.			8,209	172,389

CNO Financial Group, Inc.			16,252	310,251

CNP Assurances (France)			68,299	919,917

Communications Sales & Leasing, Inc.(R)			23,986	448,298

Community Healthcare Trust, Inc.(R)			11,147	205,439

CoreLogic, Inc.(NON)			24,100	816,026

Credicorp, Ltd. (Peru)			1,000	97,320

Credit Agricole SA (France)			71,247	839,337

Credit Suisse Group AG (Switzerland)			34,236	739,954

Cullen/Frost Bankers, Inc.			191	11,460

Customers Bancorp, Inc.(NON)			17,181	467,667

CYS Investments, Inc.(R)			12,393	88,362

Daiwa Securities Group, Inc. (Japan)			25,000	152,851

Danske Bank A/S (Denmark)			6,767	180,786

Delta Lloyd NV (Netherlands)			21,070	123,772

Dexus Property Group (Australia)(R)			128,045	694,322

DNB ASA (Norway)			9,864	121,395

Dubai Islamic Bank PJSC (United Arab Emirates)			54,379	90,953

East West Bancorp, Inc.			4,626	192,257

Employers Holdings, Inc.			20,441	558,039

Encore Capital Group, Inc.(NON)(S)			5,387	156,654

EPR Properties(R)			3,600	210,420

Equity Lifestyle Properties, Inc.(R)			10,400	693,368

Essent Group, Ltd.(NON)			5,588	122,321

Eurazeo SA (France)			5,537	381,061

Everest Re Group, Ltd.			128	23,436

Farmers Capital Bank Corp.(NON)			5,917	160,410

FCB Financial Holdings, Inc. Class A(NON)			12,688	454,104

Federal Agricultural Mortgage Corp. Class C			5,907	186,484

Federated National Holding Co.			19,953	589,811

Financial Institutions, Inc.			8,453	236,684

First BanCorp. (Puerto Rico)(NON)			118,497	385,115

First Community Bancshares, Inc.			7,947	148,053

First Industrial Realty Trust(R)			7,772	171,994

First NBC Bank Holding Co.(NON)(S)			9,106	340,473

FirstMerit Corp.			9,895	184,542

Flushing Financial Corp.			8,351	180,716

Foxtons Group PLC (United Kingdom)			92,895	256,757

General Growth Properties(R)			274,700	7,474,587

Genworth Financial, Inc. Class A(NON)			319,271	1,190,881

Goldman Sachs Group, Inc. (The)			4,154	748,675

GPT Group (Australia)(R)			26,552	91,777

Grupo Financiero Banorte SAB de CV (Mexico)			43,100	237,076

Hang Lung Group, Ltd. (Hong Kong)			49,000	158,881

Hanmi Financial Corp.			16,460	390,431

HCI Group, Inc.(S)			8,637	300,999

HCP, Inc.(R)			1,345	51,433

Heartland Financial USA, Inc.			5,678	178,062

Heritage Insurance Holdings, Inc.(NON)			20,174	440,197

Hersha Hospitality Trust(R)			6,712	146,053

Hibernia REIT PLC (Ireland)(R)			456,037	698,136

Horizon Bancorp			6,504	181,852

HSBC Holdings PLC (United Kingdom)			206,846	1,632,312

ING Groep NV GDR (Netherlands)			72,817	980,193

Intact Financial Corp. (Canada)			3,100	198,676

Invesco Mortgage Capital, Inc.(R)			6,338	78,528

Investor AB Class B (Sweden)			33,320	1,225,915

Investors Real Estate Trust(R)			17,524	121,792

Japan Hotel REIT Investment Corp (Japan)(R)			708	523,315

Jones Lang LaSalle, Inc.			23,900	3,820,654

JPMorgan Chase & Co.			332,317	21,942,892

Kennedy-Wilson Holdings, Inc.			9,449	227,532

Kerry Properties, Ltd. (Hong Kong)			195,000	530,858

KKR & Co. LP			9,100	141,869

Lazard, Ltd. Class A			8,674	390,417

Lexington Realty Trust(R)			34,831	278,648

Lloyds Banking Group PLC (United Kingdom)			151,395	162,949

LTC Properties, Inc.(R)			9,126	393,696

Maiden Holdings, Ltd. (Bermuda)			14,042	209,366

MainSource Financial Group, Inc.			12,598	288,242

Meta Financial Group, Inc.			4,659	213,988

Metro Bank PLC (acquired 1/15/14, cost $145,960) (Private) (United Kingdom)(F)(RES)(NON)			6,857	210,511

MFA Financial, Inc.(R)			157,738	1,041,071

Mitsubishi Estate Co., Ltd. (Japan)			8,000	165,816

Mitsubishi UFJ Financial Group, Inc. (Japan)			282,200	1,746,506

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)			162,500	837,099

Mitsui Fudosan Co., Ltd. (Japan)			9,000	225,517

Mizuho Financial Group, Inc. (Japan)			1,111,900	2,219,613

Morgan Stanley			311,400	9,905,634

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			3,325	665,912

Nasdaq, Inc.			109	6,341

National Health Investors, Inc.(R)			8,495	517,091

Natixis SA (France)			63,981	361,652

Nelnet, Inc. Class A			9,680	324,958

New World Development Co., Ltd. (Hong Kong)			765,000	750,637

NN Group NV (Netherlands)			20,181	709,675

Nomura Holdings, Inc. (Japan)			92,600	514,642

Nomura Real Estate Holdings, Inc. (Japan)			7,200	133,371

Northern Trust Corp.			536	38,640

One Liberty Properties, Inc.(R)			8,350	179,191

Onex Corp. (Canada)			470	28,811

Oppenheimer Holdings, Inc. Class A			8,697	151,154

Opus Bank			7,540	278,754

ORIX Corp. (Japan)			86,700	1,216,241

Pacific Premier Bancorp, Inc.(NON)			7,897	167,811

PacWest Bancorp			3,381	145,721

PartnerRe, Ltd.			160	22,358

Peoples Bancorp, Inc.			7,641	143,956

Permanent TSB Group Holdings PLC (Ireland)(NON)			124,987	624,151

Persimmon PLC (United Kingdom)			31,291	934,471

PNC Financial Services Group, Inc. (The)			1,193	113,705

Popular, Inc. (Puerto Rico)			54,005	1,530,502

Post Properties, Inc.(R)			3,089	182,745

PRA Group, Inc.(NON)(S)			4,717	163,633

Prudential Financial, Inc.			133,300	10,851,953

Prudential PLC (United Kingdom)			49,932	1,117,873

Public Storage(R)			264	65,393

Ramco-Gershenson Properties Trust(R)			10,241	170,103

Regions Financial Corp.			465,200	4,465,920

Regus PLC (United Kingdom)			76,166	371,985

Reinsurance Group of America, Inc.			10,700	915,385

RenaissanceRe Holdings, Ltd.			141	15,960

Renasant Corp.			6,959	239,459

Republic Bancorp, Inc. Class A			5,050	133,371

Resona Holdings, Inc. (Japan)			326,300	1,583,815

RMR Group, Inc. (The) Class A(NON)			113	1,628

SBI Holdings, Inc. (Japan)			54,300	586,147

SCOR SE (France)			7,003	261,976

Select Income REIT(R)			6,427	127,383

Shinsei Bank, Ltd. (Japan)			254,000	467,246

Skandinaviska Enskilda Banken AB (Sweden)			16,385	171,313

Societe Generale SA (France)			20,635	951,841

Spirit Realty Capital, Inc.(R)			1,384	13,868

St James's Place PLC (United Kingdom)			16,647	245,534

Starwood Property Trust, Inc.(R)			790	16,242

State Street Corp.			178,500	11,845,260

Stockland (Units) (Australia)(R)			20,184	59,921

Sumitomo Mitsui Financial Group, Inc. (Japan)			62,900	2,372,732

Sumitomo Realty & Development Co., Ltd. (Japan)			5,000	142,465

Sumitomo Warehouse Co., Ltd. (The) (Japan)			85,000	449,254

Summit Hotel Properties, Inc.(R)			22,054	263,545

Sun Hung Kai Properties, Ltd. (Hong Kong)			12,000	144,022

Swiss Life Holding AG (Switzerland)			2,872	770,787

Swiss Re AG (Switzerland)			22,183	2,157,921

Synchrony Financial(NON)			484	14,718

Talmer Bancorp, Inc. Class A			14,087	255,116

Taubman Centers, Inc.(R)			205	15,728

Travelers Cos., Inc. (The)			952	107,443

Two Harbors Investment Corp.(R)			213,700	1,730,970

UBS Group AG (Switzerland)			21,527	414,263

Unifin Financiera SAPI de CV SOFOM ENR (Mexico)(NON)			64,000	198,226

United Community Banks, Inc.			8,414	163,989

United Insurance Holdings Corp.			28,820	492,822

Universal Health Realty Income Trust(R)			2,132	106,621

Validus Holdings, Ltd.			16,300	754,527

Virgin Money Holdings UK PLC (United Kingdom)			93,381	523,592

Visa, Inc. Class A			2,195	170,222

Voya Financial, Inc.			64,200	2,369,622

WageWorks, Inc.(NON)			2,384	108,162

Wells Fargo & Co.			97,317	5,290,152

Welltower, Inc.(R)			647	44,015

Wheelock and Co., Ltd. (Hong Kong)			255,000	1,069,871

Woori Bank (South Korea)			16,999	127,257

Worldpay Group PLC (United Kingdom)(NON)			87,359	396,103

XL Group PLC			976	38,240

				209,216,498
Health care (7.8%)

Abbott Laboratories			2,420	108,682

ACADIA Pharmaceuticals, Inc.(NON)			6,223	221,850

Accuray, Inc.(NON)(S)			16,068	108,459

Aetna, Inc.			36,200	3,913,944

AIN Holdings, Inc. (Japan)			3,400	161,967

Akorn, Inc.(NON)			4,626	172,596

Alere, Inc.(NON)			15,345	599,836

Alfresa Holdings Corp. (Japan)			4,400	87,042

Allergan PLC(NON)			1,436	448,750

AMAG Pharmaceuticals, Inc.(NON)(S)			29,550	892,115

AmerisourceBergen Corp.			122,816	12,737,247

Amgen, Inc.			78,100	12,677,973

AmSurg Corp.(NON)			5,749	436,924

Anacor Pharmaceuticals, Inc.(NON)			1,397	157,819

Anthem, Inc.			80,600	11,238,864

Applied Genetic Technologies Corp.(NON)			7,742	157,937

Ardelyx, Inc.(NON)(S)			15,884	287,818

ARIAD Pharmaceuticals, Inc.(NON)			15,993	99,956

Asaleo Care, Ltd. (Australia)			52,772	61,035

Astellas Pharma, Inc. (Japan)			143,000	2,031,202

AstraZeneca PLC (United Kingdom)			36,055	2,437,642

AtriCure, Inc.(NON)			7,538	169,153

Aurobindo Pharma, Ltd. (India)			16,352	215,533

Bayer AG (Germany)			3,379	423,934

Biogen, Inc.(NON)			20,500	6,280,175

Biospecifics Technologies Corp.(NON)			3,269	140,469

C.R. Bard, Inc.			29,739	5,633,756

Cardinal Health, Inc.			79,685	7,113,480

Cardiome Pharma Corp. (Canada)(NON)			61,433	498,222

Catalent, Inc.(NON)			5,457	136,589

Celgene Corp.(NON)			1,600	191,616

Celldex Therapeutics, Inc.(NON)(S)			6,927	108,615

Centene Corp.(NON)			70,441	4,635,722

Cepheid(NON)			1,915	69,955

Charles River Laboratories International, Inc.(NON)			22,513	1,809,820

Chemed Corp.			6,138	919,472

China Biologic Products, Inc. (China)(NON)			900	128,214

Conmed Corp.			6,306	277,779

DaVita HealthCare Partners, Inc.(NON)			605	42,175

Depomed, Inc.(NON)			4,827	87,514

DexCom, Inc.(NON)			4,129	338,165

Dynavax Technologies Corp.(NON)			10,711	258,778

Eagle Pharmaceuticals, Inc.(NON)(S)			2,261	200,483

Edwards Lifesciences Corp.(NON)			768	60,657

Eli Lilly & Co.			1,926	162,285

Emergent BioSolutions, Inc.(NON)(S)			10,291	411,743

Entellus Medical, Inc.(NON)(S)			4,615	77,809

FivePrime Therapeutics, Inc.(NON)			5,032	208,828

Gilead Sciences, Inc.			167,500	16,949,325

GlaxoSmithKline PLC (United Kingdom)			70,159	1,417,071

Globus Medical, Inc. Class A(NON)			7,511	208,956

Greatbatch, Inc.(NON)			9,554	501,585

Grifols SA ADR (Spain)			7,361	238,496

Halozyme Therapeutics, Inc.(NON)			7,874	136,456

Health Net, Inc.(NON)			7,786	533,030

HealthEquity, Inc.(NON)			3,418	85,689

HealthSouth Corp.			10,209	355,375

Hologic, Inc.(NON)			24,200	936,298

Hua Han Bio-Pharmaceutical Holdings, Ltd. (China)(S)			1,186,000	164,441

ICU Medical, Inc.(NON)			7,032	793,069

Immune Design Corp.(NON)			5,077	101,946

Impax Laboratories, Inc.(NON)			2,212	94,585

Inotek Pharmaceuticals Corp.(NON)(S)			7,235	81,973

Insulet Corp.(NON)			5,666	214,231

Insys Therapeutics, Inc.(NON)(S)			7,036	201,441

Ionis Pharmaceuticals, Inc.(NON)(S)			1,935	119,835

Jazz Pharmaceuticals PLC(NON)			8,629	1,212,892

Johnson & Johnson			2,132	218,999

Kindred Healthcare, Inc.			10,261	122,209

Lannett Co., Inc.(NON)(S)			13,244	531,349

Ligand Pharmaceuticals, Inc.(NON)(S)			1,446	156,775

Medicines Co. (The)(NON)			2,407	89,877

Medipal Holdings Corp. (Japan)			82,700	1,408,205

MEDNAX, Inc.(NON)			294	21,068

Merck & Co., Inc.			2,857	150,907

Merck KGaA (Germany)			5,737	557,249

Merrimack Pharmaceuticals, Inc.(NON)(S)			18,120	143,148

MiMedx Group, Inc.(NON)(S)			16,434	153,987

Molina Healthcare, Inc.(NON)			1,137	68,368

Myriad Genetics, Inc.(NON)(S)			3,262	140,788

Neurocrine Biosciences, Inc.(NON)			7,558	427,556

Novartis AG (Switzerland)			34,258	2,928,257

Novavax, Inc.(NON)(S)			8,979	75,334

Novo Nordisk A/S Class B (Denmark)			25,245	1,451,092

Omega Healthcare Investors, Inc.(R)			13,699	479,191

OncoMed Pharmaceuticals, Inc.(NON)(S)			3,659	82,474

Ophthotech Corp.(NON)			4,140	325,114

OPKO Health, Inc.(NON)(S)			190,000	1,909,500

OraSure Technologies, Inc.(NON)(S)			49,036	315,792

Otsuka Holdings Company, Ltd. (Japan)			5,500	194,572

Pacira Pharmaceuticals, Inc.(NON)(S)			3,929	301,708

Pfizer, Inc.			604,777	19,522,202

Portola Pharmaceuticals, Inc.(NON)			2,293	117,975

POZEN, Inc.(NON)(S)			46,134	315,095

Prestige Brands Holdings, Inc.(NON)			4,927	253,642

Prothena Corp. PLC (Ireland)(NON)			7,674	522,676

Providence Service Corp. (The)(NON)			5,999	281,473

PTC Therapeutics, Inc.(NON)(S)			5,778	187,207

RadNet, Inc.(NON)			24,034	148,530

Repligen Corp.(NON)			10,749	304,089

Roche Holding AG (Switzerland)			8,238	2,270,295

Rockwell Medical, Inc.(NON)(S)			31,263	320,133

Sage Therapeutics, Inc.(NON)			1,903	110,945

Sanofi (France)			39,330	3,355,863

Select Medical Holdings Corp.			26,574	316,496

Shionogi & Co., Ltd. (Japan)			14,200	641,964

Shire PLC (United Kingdom)			15,390	1,054,736

Spectranetics Corp. (The)(NON)(S)			7,933	119,471

STAAR Surgical Co.(NON)			13,755	98,211

STERIS PLC (United Kingdom)			2,226	167,707

Sucampo Pharmaceuticals, Inc. Class A(NON)			13,219	228,557

Supernus Pharmaceuticals, Inc.(NON)			7,514	100,988

Surgical Care Affiliates, Inc.(NON)			11,147	443,762

Suzuken Co., Ltd. (Japan)			27,400	1,044,402

TESARO, Inc.(NON)			6,534	341,859

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			11,770	772,583

Tokai Pharmaceuticals, Inc.(NON)(S)			4,734	41,280

TransEnterix, Inc.(NON)(S)			49,521	122,812

Trevena, Inc.(NON)			9,873	103,667

Triple-S Management Corp. Class B (Puerto Rico)(NON)			7,224	172,726

UCB SA (Belgium)			3,929	353,656

Ultragenyx Pharmaceutical, Inc.(NON)			943	105,786

uniQure NV (Netherlands)(NON)			5,051	83,544

United Therapeutics Corp.(NON)			22,100	3,461,081

WellCare Health Plans, Inc.(NON)			1,611	125,996

West Pharmaceutical Services, Inc.			8,365	503,740

Zeltiq Aesthetics, Inc.(NON)			8,216	234,402

Zoetis, Inc.			116,200	5,568,304

				160,158,667
Technology (8.8%)

2U, Inc.(NON)(S)			7,080	198,098

A10 Networks, Inc.(NON)			34,536	226,556

Accenture PLC Class A			1,367	142,852

Advanced Energy Industries, Inc.(NON)			15,926	449,591

Agilent Technologies, Inc.			124,000	5,184,440

Alcatel-Lucent (France)(NON)			177,261	703,130

Alphabet, Inc. Class A(NON)			30,313	23,583,817

Ambarella, Inc.(NON)(S)			2,949	164,377

Amdocs, Ltd.			69,800	3,808,986

Analog Devices, Inc.			69,786	3,860,562

Apigee Corp.(NON)			14,883	119,510

Apple, Inc.			340,712	35,863,345

Applied Micro Circuits Corp.(NON)			36,983	235,582

Aspen Technology, Inc.(NON)			4,750	179,360

AtoS SE (France)			3,142	263,894

AVG Technologies NV (Netherlands)(NON)			16,673	334,294

Barracuda Networks, Inc.(NON)			6,275	117,217

Blackbaud, Inc.			4,288	282,408

Broadcom Corp. Class A			1,981	114,541

Brother Industries, Ltd. (Japan)			12,100	138,751

CACI International, Inc. Class A(NON)			2,005	186,024

Casetek Holdings, Ltd. (Taiwan)			76,000	308,156

Cavium, Inc.(NON)			2,874	188,851

CEVA, Inc.(NON)			12,882	300,924

Ciena Corp.(NON)			3,110	64,346

Cirrus Logic, Inc.(NON)			8,040	237,421

Cisco Systems, Inc.			5,945	161,436

Computer Sciences Corp.			102,519	3,350,321

Cornerstone OnDemand, Inc.(NON)			4,593	158,596

CSG Systems International, Inc.(S)			11,304	406,718

CSRA, Inc.(NON)			102,519	3,075,570

Cypress Semiconductor Corp.(NON)			47,133	462,375

DSP Group, Inc.(NON)			29,861	281,888

Dun & Bradstreet Corp. (The)			3,400	353,362

eBay, Inc.(NON)			496,655	13,648,079

EMC Corp.			263,078	6,755,843

EnerSys			9,018	504,377

Engility Holdings, Inc.			11,643	378,165

Fidelity National Information Services, Inc.			465	28,179

Fiserv, Inc.(NON)			564	51,583

Fortinet, Inc.(NON)			8,800	274,296

Fujitsu, Ltd. (Japan)			46,000	228,959

Genpact, Ltd.(NON)			21,700	542,066

Gentex Corp.			1,053	16,859

Gigamon, Inc.(NON)			2,922	77,638

GungHo Online Entertainment, Inc. (Japan)			202,500	551,250

Hon Hai Precision Industry Co., Ltd. (Taiwan)			214,000	523,404

Hoya Corp. (Japan)			37,700	1,536,980

Imprivata, Inc.(NON)(S)			14,962	169,071

inContact, Inc.(NON)			22,881	218,285

Infineon Technologies AG (Germany)			658	9,629

Infinera Corp.(NON)(S)			7,530	136,444

Integrated Device Technology, Inc.(NON)			4,808	126,691

Intersil Corp. Class A			16,346	208,575

IntraLinks Holdings, Inc.(NON)			10,194	92,460

Intuit, Inc.			69,715	6,727,498

Ixia(NON)			20,423	253,858

Jabil Circuit, Inc.			13,157	306,427

Japan Display, Inc. (Japan)(NON)			26,100	75,458

L-3 Communications Holdings, Inc.			63,248	7,558,768

Lattice Semiconductor Corp.(NON)(S)			69,705	450,991

Leidos Holdings, Inc.			79,700	4,483,922

Lenovo Group, Ltd. (China)			348,000	350,673

Lexmark International, Inc. Class A			4,096	132,915

Linear Technology Corp.			402	17,073

Manhattan Associates, Inc.(NON)			3,508	232,124

Maxim Integrated Products, Inc.			118,217	4,492,246

MAXIMUS, Inc.			2,864	161,100

Mellanox Technologies, Ltd. (Israel)(NON)			4,313	181,750

Mentor Graphics Corp.			21,682	399,382

Microsemi Corp.(NON)			4,953	161,418

Microsoft Corp.			55,988	3,106,214

MobileIron, Inc.(NON)(S)			24,993	90,225

Monolithic Power Systems, Inc.			2,845	181,255

Motorola Solutions, Inc.			112	7,666

MTS Systems Corp.			1,947	123,459

Murata Manufacturing Co., Ltd. (Japan)			6,700	961,629

NEC Corp. (Japan)			24,000	76,231

NetApp, Inc.			1,127	29,899

Netscout Systems, Inc.(NON)			1,769	54,308

Nexon Co., Ltd. (Japan)			22,600	366,854

ON Semiconductor Corp.(NON)			37,484	367,343

Oracle Corp.			310,620	11,346,949

Otsuka Corp. (Japan)			3,300	161,832

Paychex, Inc.			1,184	62,622

Perficient, Inc.(NON)			12,754	218,348

Plexus Corp.(NON)			9,574	334,324

Power Integrations, Inc.			3,407	165,682

Proofpoint, Inc.(NON)(S)			4,449	289,229

PROS Holdings, Inc.(NON)			5,192	119,624

QAD, Inc. Class A			9,308	191,000

Qlik Technologies, Inc.(NON)			4,035	127,748

QLogic Corp.(NON)			45,400	553,880

Qualys, Inc.(NON)			2,477	81,964

Quantum Corp.(NON)(S)			92,790	86,295

RIB Software AG (Germany)(S)			13,802	168,801

Rovi Corp.(NON)			10,157	169,216

Samsung Electronics Co., Ltd. (South Korea)			582	621,478

Sanmina Corp.(NON)			9,245	190,262

Sartorius AG (Preference) (Germany)			787	205,477

Semtech Corp.(NON)			5,101	96,511

Silergy Corp. (China)			31,181	320,406

Silicon Laboratories, Inc.(NON)			1,914	92,906

SK Hynix, Inc. (South Korea)			6,975	180,072

Skyworth Digital Holdings, Ltd. (China)			425,042	274,897

SolarWinds, Inc.(NON)			66,400	3,910,960

Symantec Corp.			235,265	4,940,565

Synaptics, Inc.(NON)			5,161	414,635

Synchronoss Technologies, Inc.(NON)			4,448	156,703

SYNNEX Corp.			3,997	359,450

Tech Data Corp.(NON)			2,525	167,610

Tencent Holdings, Ltd. (China)			17,800	347,243

Teradyne, Inc.			144,500	2,986,815

Tyler Technologies, Inc.(NON)			1,760	306,803

Veeva Systems, Inc. Class A(NON)(S)			7,156	206,451

VeriFone Systems, Inc.(NON)			5,747	161,031

Verint Systems, Inc.(NON)			4,355	176,639

Web.com Group, Inc.(NON)			17,421	348,594

Woodward, Inc.			10,685	530,617

Xerox Corp.			513,600	5,459,568

Yahoo Japan Corp. (Japan)			20,000	81,281

				179,551,306
Transportation (1.7%)

Aegean Marine Petroleum Network, Inc. (Greece)			30,775	257,279

Aena SA (Spain)(NON)			1,880	214,193

ANA Holdings, Inc. (Japan)			422,000	1,217,830

AP Moeller - Maersk A/S (Denmark)			777	1,008,940

Aurizon Holdings, Ltd. (Australia)			81,419	258,937

Central Japan Railway Co. (Japan)			4,400	779,415

CH Robinson Worldwide, Inc.			540	33,491

ComfortDelgro Corp., Ltd. (Singapore)			388,000	829,919

Delta Air Lines, Inc.			243,831	12,359,793

Deutsche Post AG (Germany)			21,107	594,406

DHT Holdings, Inc. (Bermuda)			19,983	161,662

easyJet PLC (United Kingdom)			6,002	153,638

Expeditors International of Washington, Inc.			204	9,200

International Consolidated Airlines Group SA (Spain)			79,877	712,058

International Consolidated Airlines Group SA (Spain)			42,116	375,879

Japan Airlines Co., Ltd. (Japan)			15,100	540,753

Matson, Inc.			3,149	134,242

Qantas Airways, Ltd. (Australia)			154,613	458,505

Royal Mail PLC (United Kingdom)			109,799	714,483

Ryanair Holdings PLC ADR (Ireland)			17,047	1,473,884

Scorpio Tankers, Inc.			27,284	218,818

Singapore Airlines, Ltd. (Singapore)			6,700	52,727

United Parcel Service, Inc. Class B			117,672	11,323,577

Universal Truckload Services, Inc.			935	13,127

Virgin America, Inc.(NON)(S)			10,742	386,819

XPO Logistics, Inc.(NON)(S)			4,528	123,388

Yangzijiang Shipbuilding Holdings, Ltd. (China)			1,643,300	1,268,811

				35,675,774
Utilities and power (1.7%)

AES Corp.			129,100	1,235,487

AGL Resources, Inc.			19,500	1,244,295

Alliant Energy Corp.			151	9,430

American Electric Power Co., Inc.			164,298	9,573,644

American Water Works Co., Inc.			349	20,853

Centrica PLC (United Kingdom)			191,618	615,480

China Resources Power Holdings Co., Ltd. (China)			300	579

CLP Holdings, Ltd. (Hong Kong)			5,000	42,400

Concord New Energy Group, Ltd. (China)			2,000,000	119,111

E.ON SE (Germany)			66,779	646,274

Electric Power Development Co., Ltd. (Japan)			5,900	209,961

Endesa SA (Spain)			31,997	641,048

Enel SpA (Italy)			178,878	748,207

ENI SpA (Italy)			76,099	1,127,342

Entergy Corp.			152,525	10,426,609

Iberdrola SA (Spain)			230,730	1,635,718

Kinder Morgan, Inc.			3,211	47,908

Korea Electric Power Corp. (South Korea)			4,538	192,689

Pinnacle West Capital Corp.			408	26,308

RWE AG (Germany)			49,913	636,224

Southern Co. (The)			2,367	110,752

SSE PLC (United Kingdom)			11,099	248,535

Talen Energy Corp.(NON)			21,097	131,434

Tokyo Electric Power Co., Inc. (Japan)(NON)			59,100	339,921

UGI Corp.			131,600	4,442,816

Veolia Environnement SA (France)			31,266	741,105

				35,214,130

Total common stocks (cost $1,048,371,157)				$1,115,720,904

CORPORATE BONDS AND NOTES (13.8%)(a)
			Principal amount	Value

Basic materials (1.0%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			$400,000	$383,000

Agrium, Inc. sr. unsec. notes 3 3/8s, 2025 (Canada)			400,000	365,993

Agrium, Inc. sr. unsec. unsub. 5 1/4s, 2045 (Canada)			150,000	139,823

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021			90,000	53,100

ArcelorMittal SA sr. unsec. unsub. bonds 10.85s, 2019 (France)			1,385,000	1,310,556

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)			80,000	57,600

ArcelorMittal SA sr. unsec. unsub. notes 8s, 2039 (France)			34,000	23,205

Archer-Daniels-Midland Co. sr. unsec. notes 5.45s, 2018			680,000	734,819

Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2023			270,000	275,063

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes 9 3/4s, 2023			235,000	253,506

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			167,000	172,010

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10 3/4s, 2023			385,000	382,113

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5 7/8s, 2021 (Germany)			190,000	200,450

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)			470,000	403,025

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			47,000	41,022

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			58,000	51,180

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			98,000	110,585

Chemours Co. (The) 144A sr. unsec. notes 7s, 2025			60,000	40,950

Chemours Co. (The) 144A sr. unsec. notes 6 5/8s, 2023			90,000	63,000

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			340,000	323,850

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			370,000	322,825

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8s, 2021			117,000	114,660

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			220,000	206,079

Dow Chemical Co. (The) sr. unsec. unsub. bonds 3 1/2s, 2024			965,000	935,663

E.I. du Pont de Nemours & Co. sr. unsec. notes 3 5/8s, 2021			525,000	541,114

Eastman Chemical Co. sr. unsec. notes 3.8s, 2025			295,000	285,523

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)			17,000	14,790

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)			409,000	256,648

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024			1,283,000	929,149

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4s, 2025			680,000	472,600

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 2 7/8s, 2020			670,000	522,600

HD Supply, Inc. company guaranty sr. unsec. notes 11 1/2s, 2020			84,000	93,030

HD Supply, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020			303,000	315,120

HD Supply, Inc. 144A company guaranty sr. notes 5 1/4s, 2021			155,000	158,100

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)			390,000	285,675

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			270,000	246,375

Huntsman International, LLC 144A company guaranty sr. unsec. notes 5 1/8s, 2022			35,000	31,500

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018			255,000	169,733

Louisiana-Pacific Corp. company guaranty sr. unsec. notes 7 1/2s, 2020			147,000	152,513

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019			310,000	370,268

LyondellBasell Industries NV sr. unsec. unsub. notes 4 5/8s, 2055			255,000	206,800

MeadWestvaco Corp. company guaranty sr. unsec. unsub. notes 8.2s, 2030			800,000	1,036,653

MeadWestvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031			245,000	302,299

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)			145,000	146,450

Methanex Corp. sr. unsec. unsub. notes 5.65s, 2044 (Canada)			385,000	311,777

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			40,000	38,245

Momentive Performance Materials, Inc. escrow company guaranty sr. notes 8 7/8s, 2020(F)			110,000	1

Monsanto Company sr. unsec. sub. notes 5 1/2s, 2025			815,000	892,824

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043			28,000	26,880

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033			12,000	12,248

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)			125,000	112,500

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2022 (Canada)			90,000	71,663

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s, 2023 (Canada)			345,000	339,825

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			440,000	403,700

Novelis, Inc. company guaranty sr. unsec. notes 8 3/8s, 2017			70,000	68,075

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023			300,000	313,772

Pactiv, LLC sr. unsec. unsub. notes 7.95s, 2025			100,000	93,000

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			230,000	227,700

PQ Corp. 144A company guaranty sub. notes 8 3/4s, 2018			84,000	81,480

Rio Tinto Finance USA PLC company guaranty sr. unsec. unsub. notes 1 5/8s, 2017 (United Kingdom)			865,000	852,587

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. unsub. notes 9s, 2019 (Australia)			265,000	309,364

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. sub. notes 9s, 2017			220,000	169,400

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033			135,000	138,038

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2020			80,000	88,200

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2023			113,000	115,260

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2024			45,000	45,000

Sealed Air Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2022			45,000	45,113

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025			40,000	40,800

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7 1/2s, 2025 (Ireland)			110,000	126,500

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			375,000	360,000

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019			27,000	27,203

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2024			165,000	150,563

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			13,000	11,863

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2021			25,000	23,125

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7 5/8s, 2021			290,000	224,025

Univar, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2023			165,000	150,563

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021			23,000	23,891

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025			210,000	213,150

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6s, 2023			173,000	162,620

Westrock (RKT) Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			228,000	237,987

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			405,000	481,943

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024			365,000	368,650

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021			170,000	171,700

				21,032,252
Capital goods (0.6%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			597,000	601,478

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			212,000	234,260

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2024			170,000	166,600

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5s, 2022			205,000	205,000

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6 1/2s, 2023 (Canada)			95,000	96,425

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			210,000	202,125

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024			60,000	55,200

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022			57,000	56,786

Berry Plastics Corp. company guaranty unsub. notes 5 1/8s, 2023			220,000	213,950

Berry Plastics Corp. 144A company guaranty notes 6s, 2022			70,000	71,225

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019			240,000	263,378

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)			65,000	52,488

Bombardier, Inc. 144A sr. unsec. unsub. notes 4 3/4s, 2019 (Canada)			130,000	106,925

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			315,000	341,775

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6s, 2017 (Luxembourg)			865,000	931,764

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7 3/8s, 2026			80,000	86,000

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022			510,000	502,863

Delphi Corp. company guaranty sr. unsec. notes 5s, 2023			810,000	856,980

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. sub. notes 7 3/4s, 2020 (Luxembourg)			104,000	104,520

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6s, 2022			315,000	226,800

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.6s, 2042			290,000	269,677

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2 1/4s, 2022			245,000	235,530

Huntington Ingalls Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2021			65,000	66,219

KLX, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			345,000	327,750

Legrand France SA sr. unsec. unsub. notes 8 1/2s, 2025 (France)			686,000	910,699

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 8 1/2s, 2020			245,000	253,575

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			240,000	247,800

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			245,000	211,925

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2035			240,000	242,602

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3 1/2s, 2025			240,000	241,961

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022			240,000	242,400

Omega US Sub, LLC 144A sr. unsec. notes 8 3/4s, 2023			315,000	290,588

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2025			265,000	259,700

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2022			180,000	180,000

Raytheon Co. sr. unsec. notes 4 7/8s, 2040			135,000	148,076

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			100,000	100,375

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)			100,000	96,250

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			385,000	390,775

Terex Corp. company guaranty sr. unsec. notes 6s, 2021			169,000	155,480

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021			133,000	137,655

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020			93,000	89,978

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2024			292,000	290,394

United Technologies Corp. sr. unsec. unsub. notes 5 3/8s, 2017			736,000	790,917

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2025			210,000	200,025

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2022			435,000	425,213

				12,182,106
Communication services (1.4%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)			165,000	181,517

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 2 3/8s, 2016 (Mexico)			200,000	201,267

American Tower Corp. sr. unsec. notes 4s, 2025(R)			990,000	973,119

AT&T, Inc. sr. unsec. unsub. notes 5.8s, 2019			535,000	590,239

AT&T, Inc. sr. unsec. unsub. notes 4 3/4s, 2046			765,000	700,431

AT&T, Inc. sr. unsec. unsub. notes 3.4s, 2025			765,000	735,234

AT&T, Inc. sr. unsec. unsub. notes 1.7s, 2017			865,000	867,386

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			240,000	252,600

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			40,000	39,000

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			70,000	72,800

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. bonds 5 1/8s, 2023			199,000	199,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 5/8s, 2022			83,000	87,461

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			68,000	70,550

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			129,000	130,129

CCO Safari II, LLC 144A company guaranty sr. notes 6.484s, 2045			960,000	961,573

CCO Safari II, LLC 144A company guaranty sr. notes 4.908s, 2025			480,000	479,533

CCOH Safari, LLC 144A sr. unsec. notes 5 3/4s, 2026			100,000	100,250

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023			113,000	105,938

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			24,000	23,730

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021			218,000	196,200

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021			190,000	171,000

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6 1/2s, 2017			865,000	910,509

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			790,000	1,030,857

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			110,000	138,188

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.45s, 2037			345,000	429,379

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)			220,000	231,275

Crown Castle International Corp. sr. unsec. notes 4 7/8s, 2022(R)			135,000	139,894

Crown Castle Towers, LLC 144A company guaranty sr. notes 6.113s, 2020			660,000	718,968

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			75,000	80,177

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024			90,000	78,975

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021			338,000	324,480

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8 3/4s, 2030 (Netherlands)			435,000	603,101

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2023 (Jamaica)			200,000	167,250

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			190,000	169,100

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021			15,000	12,713

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			30,000	25,200

Frontier Communications Corp. 144A sr. unsec. notes 11s, 2025			220,000	217,800

Frontier Communications Corp. 144A sr. unsec. notes 10 1/2s, 2022			275,000	273,969

Frontier Communications Corp. 144A sr. unsec. notes 8 7/8s, 2020			65,000	65,813

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			104,000	90,480

Intelsat Jackson Holdings SA company guaranty sr. unsec. unsub. bonds 6 5/8s, 2022 (Bermuda)			128,000	81,600

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			28,000	13,090

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8 1/8s, 2023 (Luxembourg)			47,000	21,268

Koninklijke KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			185,000	242,394

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022			50,000	51,125

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021			125,000	129,375

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022			175,000	177,625

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2024			155,000	155,775

Numericable-SFR SAS 144A company guaranty sr. notes 6s, 2022 (France)			400,000	386,000

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)			277,000	293,119

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			83,000	82,585

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025			115,000	122,333

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)			510,000	477,125

SBA Communications Corp. sr. unsec. sub. notes 4 7/8s, 2022			135,000	132,975

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			34,000	35,360

SES SA 144A company guaranty sr. unsec. notes 3.6s, 2023 (France)			253,000	246,604

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6 7/8s, 2028			497,000	346,658

Sprint Communications, Inc. sr. unsec. notes 7s, 2020			67,000	51,758

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017			107,000	105,288

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018			169,000	177,873

Sprint Corp. company guaranty sr. unsec. sub. notes 7 7/8s, 2023			318,000	238,818

Sprint Corp. company guaranty sr. unsec. sub. notes 7 1/4s, 2021			465,000	350,936

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 5/8s, 2023			582,000	592,913

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 3/8s, 2025			570,000	575,700

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			127,000	130,969

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6s, 2023			50,000	50,625

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023			7,000	7,236

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021			47,000	48,880

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019			43,000	44,282

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			213,000	218,591

TCI Communications, Inc. sr. unsec. unsub. notes 7 1/8s, 2028			400,000	517,266

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)			500,000	493,750

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			342,000	358,528

Verizon Communications, Inc. sr. unsec. notes 6.35s, 2019			240,000	270,008

Verizon Communications, Inc. sr. unsec. notes 2 5/8s, 2020			627,000	629,180

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			58,000	66,078

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522s, 2048			3,454,000	3,088,902

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034			815,000	751,943

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022			160,000	194,602

Verizon New York, Inc. company guaranty sr. unsec. notes Ser. B, 7 3/8s, 2032			512,000	577,990

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030			240,000	286,657

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			340,000	339,150

Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017 (United Kingdom)			1,498,000	1,483,597

West Corp. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2022			285,000	245,813

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2019			237,000	223,787

Windstream Services, LLC company guaranty sr. unsec. notes 7 3/4s, 2021			193,000	151,867

Windstream Services, LLC company guaranty sr. unsec. notes 6 3/8s, 2023			374,000	269,280

				28,384,363
Consumer cyclicals (1.9%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7 3/4s, 2024			350,000	433,126

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2045			1,425,000	1,857,170

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017			851,000	848,364

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			74,000	75,110

AMC Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/4s, 2025			95,000	95,475

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5 3/4s, 2023			215,000	216,613

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022			285,000	260,775

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			692,000	749,830

Bed Bath & Beyond, Inc. sr. unsec. sub. notes 5.165s, 2044			515,000	436,212

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			217,000	151,900

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021			132,000	43,560

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2023			110,000	113,025

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			214,000	206,243

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			344,000	315,190

Building Materials Corp. of America 144A sr. unsec. notes 5 3/8s, 2024			350,000	349,125

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2021			264,000	281,490

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2024			65,000	67,925

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			377,000	480,559

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021			430,000	443,979

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019			84,000	87,780

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 3/8s, 2024			30,000	30,300

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021			93,000	95,790

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022			99,000	98,258

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			25,000	26,313

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2023			53,000	51,675

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7 5/8s, 2020			175,000	161,875

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			420,000	409,500

Cumulus Media Holdings, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			57,000	19,238

Daimler Finance North America, LLC 144A company guaranty sr. unsec. unsub. notes 2 3/8s, 2018			1,592,000	1,594,399

Dana Holding Corp. sr. unsec. notes 6s, 2023			278,000	278,695

Dollar General Corp. sr. unsec. sub. notes 3 1/4s, 2023			585,000	557,114

Eldorado Resorts, Inc. 144A sr. unsec. notes 7s, 2023			185,000	181,300

Entercom Radio, LLC company guaranty sr. unsec. notes 10 1/2s, 2019			113,000	116,955

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			535,000	583,746

Expedia, Inc. 144A company guaranty sr. unsec. unsub. notes 5s, 2026			915,000	897,416

Family Tree Escrow, LLC 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			55,000	56,925

Family Tree Escrow, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2020			40,000	41,300

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097			162,000	190,439

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047			390,000	541,267

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031			841,000	1,037,805

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			235,000	287,235

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 8 1/8s, 2020			1,060,000	1,248,728

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 7/8s, 2021			260,000	289,935

Garda World Security Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2021 (Canada)			25,000	21,500

General Motors Co. sr. unsec. notes 5.2s, 2045			185,000	173,480

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3 1/4s, 2018			177,000	177,886

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3s, 2017			255,000	255,871

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 2 3/4s, 2016			365,000	366,067

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.3s, 2025			288,000	279,271

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4s, 2025			170,000	161,289

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45s, 2022			920,000	882,518

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			97,000	56,381

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2020			130,000	127,400

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2018			263,000	260,370

Gray Television, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020			140,000	143,850

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	165,000	118,053

Grupo Televisa SAB sr. unsec. unsub. bonds 6 5/8s, 2040 (Mexico)			$545,000	565,372

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023			25,000	32,436

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016			385,000	387,707

Home Depot, Inc. (The) sr. unsec. unsub. notes 2 5/8s, 2022			795,000	794,169

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			184,000	203,627

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			851,000	913,492

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021			394,000	401,880

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			100,000	95,067

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019			117,000	85,410

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			132,000	134,640

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019			65,000	58,825

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020			340,000	272,000

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			100,000	55,000

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019			245,000	196,000

Johnson Controls, Inc. sr. unsec. unsub. notes 4.95s, 2064			515,000	418,307

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			107,000	118,235

L Brands, Inc. company guaranty sr. unsec. sub. notes 5 5/8s, 2022			53,000	56,180

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5 7/8s, 2022			84,000	88,200

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			90,000	92,700

Lear Corp. company guaranty sr. unsec. notes 5 1/4s, 2025			30,000	30,525

Lennar Corp. company guaranty sr. unsec. notes 4 1/2s, 2019			57,000	57,962

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			330,000	327,195

LIN Television Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			195,000	194,025

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			238,000	268,200

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			255,000	223,092

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 4.3s, 2043			610,000	468,287

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			151,000	155,908

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			300,000	285,000

McGraw Hill Financial, Inc. company guaranty sr. unsec. unsub. notes 4.4s, 2026			490,000	501,349

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			230,000	236,325

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020			255,000	252,450

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019			70,000	77,547

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			180,000	183,600

Mustang Merger Corp. 144A sr. unsec. notes 8 1/2s, 2021			45,000	46,688

Navistar International Corp. company guaranty sr. unsec. notes 8 1/4s, 2021			203,000	134,995

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028			185,000	176,675

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8 3/4s, 2021(PIK)			375,000	232,500

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8s, 2021			60,000	44,400

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2021 (Luxembourg)			220,000	226,050

Nordstrom, Inc. sr. unsec. notes 5s, 2044			240,000	248,058

Nordstrom, Inc. sr. unsec. unsub. notes 6.95s, 2028			865,000	1,057,650

Nortek, Inc. company guaranty sr. unsec. sub. notes 8 1/2s, 2021			250,000	259,400

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85s, 2023			115,000	116,300

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 7/8s, 2025			95,000	96,425

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2024			137,000	141,110

Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. notes 5 5/8s, 2024			15,000	15,375

Owens Corning company guaranty sr. unsec. sub. notes 9s, 2019			57,000	66,063

Penn National Gaming, Inc. sr. unsec. sub. notes 5 7/8s, 2021			172,000	166,840

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			127,000	130,493

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024			110,000	111,100

Priceline Group, Inc. (The) sr. unsec. notes 3.65s, 2025			786,000	764,984

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032			268,000	303,510

QVC, Inc. company guaranty sr. notes 4.85s, 2024			195,000	186,631

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2023			284,000	282,935

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2022			263,000	263,000

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			125,000	129,375

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			150,000	156,750

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023			135,000	134,325

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018			40,000	29,200

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022			725,000	514,750

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020			40,000	18,800

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022			115,000	109,825

Sinclair Television Group, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			87,000	89,610

Sinclair Television Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2021			323,000	323,808

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024			110,000	106,975

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6s, 2024			140,000	146,125

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2020			203,000	212,389

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			203,000	205,538

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2022			4,000	4,215

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2020			7,000	7,438

Spectrum Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			95,000	97,375

Spectrum Brands, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2024			70,000	72,800

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			110,000	102,300

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			77,000	77,000

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024			90,000	86,288

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2023			70,000	69,125

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020			60,000	62,250

TEGNA, Inc. 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2021			335,000	335,838

Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044			460,000	425,717

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2023			65,000	59,475

Toyota Motor Credit Corp. sr. unsec. unsub. bonds Ser. GMTN, 1.55s, 2018			865,000	862,957

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN, 2s, 2018			798,000	802,513

Tribune Media Co. 144A company guaranty sr. unsec. notes 5 7/8s, 2022			130,000	130,000

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			30,000	30,713

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5 1/8s, 2025			40,000	38,000

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			204,000	208,590

Vulcan Materials Co. sr. unsec. unsub. notes 4 1/2s, 2025			110,000	108,763

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037			844,000	1,090,149

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040			50,000	55,003

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021			165,000	167,852

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041			65,000	67,403

				39,774,723
Consumer staples (1.0%)

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			10,000	12,240

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 4s, 2024			254,000	263,466

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			560,000	547,618

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 1 1/4s, 2018			865,000	856,903

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			895,000	1,290,100

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2 1/2s, 2022			495,000	476,232

Ashtead Capital, Inc. 144A company guaranty notes 6 1/2s, 2022			250,000	260,625

Ashtead Capital, Inc. 144A company guaranty notes 5 5/8s, 2024			240,000	243,000

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			113,000	113,283

BC ULC/New Red Finance, Inc. 144A company guaranty notes 6s, 2022 (Canada)			270,000	278,100

BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)			65,000	65,000

BlueLine Rental Finance Corp. 144A notes 7s, 2019			502,000	451,800

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019			27,000	31,249

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. unsub. notes 4.1s, 2016			253,000	254,307

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042			400,000	367,074

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8s, 2022			215,000	203,175

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			312,000	244,920

Coca-Cola Co. (The) sr. unsec. unsub. notes 3.2s, 2023			430,000	444,912

ConAgra Foods, Inc. sr. unsec. notes 7s, 2019			1,034,000	1,162,367

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			30,000	29,888

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			125,000	129,375

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			103,000	113,300

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			198,000	191,070

Corrections Corp. of America company guaranty sr. unsec. sub. notes 4 1/8s, 2020(R)			24,000	23,760

CVS Health Corp. sr. unsec. unsub. notes 2 1/4s, 2018			865,000	869,174

CVS Health Corp. 144A sr. unsec. sub. notes 4 3/4s, 2022			732,000	784,345

CVS Pass-Through Trust sr. notes 6.036s, 2028			40,547	44,679

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036			341,263	344,802

Dean Foods Co. 144A company guaranty sr. unsec. notes 6 1/2s, 2023			120,000	124,500

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1 1/2s, 2017 (United Kingdom)			1,263,000	1,262,337

Diageo Investment Corp. company guaranty sr. unsec. notes 8s, 2022			165,000	209,207

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			193,000	123,520

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4 1/2s, 2045			550,000	511,449

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			509,000	620,313

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5 5/8s, 2042			462,000	495,838

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024			176,000	176,066

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. notes 3 7/8s, 2024 (Mexico)			515,000	500,130

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2044 (Mexico)			400,000	348,092

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2021 (Brazil)			65,000	64,513

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2021 (Brazil)			35,000	34,738

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			43,000	43,000

Kraft Foods Group, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2040			420,000	487,515

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.9s, 2038			860,000	1,062,576

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			22,000	21,945

Landry's, Inc. 144A company guaranty sr. unsec. sub. notes 9 3/8s, 2020			245,000	257,863

McDonald's Corp. sr. unsec. unsub. notes 6.3s, 2037			302,000	355,520

McDonald's Corp. sr. unsec. unsub. notes 5.7s, 2039			393,000	427,391

PepsiCo, Inc. sr. unsec. unsub. notes 7.9s, 2018			346,000	405,428

PepsiCo, Inc. sr. unsec. unsub. notes 4 1/4s, 2044			190,000	189,075

PepsiCo, Inc. sr. unsec. unsub. notes 1 1/4s, 2017			859,000	859,249

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025			70,000	68,075

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021			92,000	88,090

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5 3/4s, 2021			143,000	138,353

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			270,000	279,450

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			60,000	64,122

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023			95,000	97,138

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			150,000	97,500

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.3s, 2021			505,000	494,722

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5 3/8s, 2022			155,000	163,913

				20,168,392
Energy (0.9%)

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036			175,000	168,675

Anadarko Petroleum Corp. sr. unsec. notes 5.95s, 2016			53,000	54,287

Anadarko Petroleum Corp. sr. unsec. unsub. bonds 6.95s, 2019			215,000	234,854

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5 1/8s, 2022			90,000	68,400

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			85,000	66,300

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2021			90,000	72,000

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040			50,000	42,706

Apache Corp. sr. unsec. unsub. notes 3 1/4s, 2022			254,000	241,920

Archrock Partners, LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6s, 2022			314,000	255,910

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024 (Canada)			67,000	44,890

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5 1/8s, 2021 (Canada)			12,000	8,460

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.2s, 2016 (United Kingdom)			885,000	889,007

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315s, 2020 (United Kingdom)			310,000	306,003

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846s, 2017 (United Kingdom)			865,000	869,142

California Resources Corp. company guaranty sr. unsec. sub. notes 6s, 2024			97,000	29,585

California Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2020			38,000	13,538

California Resources Corp. 144A company guaranty notes 8s, 2022			359,000	188,924

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)			1,515,000	1,547,359

Chesapeake Energy Corp. 144A company guaranty notes 8s, 2022			201,000	98,490

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019			130,000	45,500

Chevron Corp. sr. unsec. unsub. notes 1.104s, 2017			851,000	845,149

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			177,000	168,150

Concho Resources, Inc. company guaranty sr. unsec. notes 5 1/2s, 2023			130,000	119,275

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			54,000	49,140

ConocoPhillips Co. company guaranty sr. unsec. unsub. notes 1.05s, 2017			865,000	849,318

CONSOL Energy, Inc. company guaranty sr. unsec. notes 5 7/8s, 2022			80,000	49,600

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.7s, 2019			285,000	230,876

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			24,000	8,640

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022			74,000	24,420

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4s, 2024			65,000	53,586

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			74,000	20,720

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			167,000	102,705

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			69,000	43,470

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			95,000	79,325

Halcon Resources Corp. company guaranty sr. unsec. notes 9 3/4s, 2020			27,000	7,830

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			275,000	79,750

Halcon Resources Corp. 144A company guaranty notes 8 5/8s, 2020			160,000	109,600

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			175,000	173,745

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2020			94,000	94,940

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022			30,000	28,575

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024			50,000	41,500

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			70,000	75,521

Key Energy Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021			150,000	37,688

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			75,000	69,000

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			109,000	24,525

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			75,000	10,125

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019			42,000	6,930

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty notes 12s, 2020			101,000	50,500

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)(F)			100,000	5

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)			200,000	177,500

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041			170,000	170,095

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			275,000	83,875

Motiva Enterprises, LLC 144A sr. unsec. notes 5 3/4s, 2020			720,000	775,092

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/4s, 2022			210,000	184,800

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026			85,000	70,338

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05s, 2041			510,000	304,887

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2023			55,000	34,100

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022			210,000	134,400

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)			200,000	181,806

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)			16,000	5,778

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 1/4s, 2017 (Venezuela)			100,000	50,000

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			131,000	89,735

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8 1/2s, 2017 (Venezuela)			960,666	501,948

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)			575,000	211,313

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6 3/8s, 2045 (Mexico)			220,000	186,204

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5 1/2s, 2021 (Mexico)			1,250,000	1,264,953

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4 7/8s, 2024 (Mexico)			220,000	205,150

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2046 (Mexico)			110,000	84,317

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2026 (Mexico)			20,000	17,712

Phillips 66 company guaranty sr. unsec. unsub. notes 2.95s, 2017			865,000	876,757

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2022			65,000	46,150

Rose Rock Midstream LP/Rose Rock Finance Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023			95,000	67,450

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016			285,000	283,575

Sabine Pass LNG LP company guaranty sr. sub. notes 6 1/2s, 2020			47,000	45,590

Samson Investment Co. company guaranty sr. unsec. notes 9 3/4s, 2020 (In default)(NON)			260,000	520

SandRidge Energy, Inc. 144A company guaranty notes 8 3/4s, 2020			185,000	56,194

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6 3/4s, 2023 (Canada)			90,000	75,600

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8 1/4s, 2020 (Canada)			143,000	128,700

Seventy Seven Energy, Inc. sr. unsec. sub. notes 6 1/2s, 2022			65,000	10,075

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.2s, 2017 (Netherlands)			929,000	973,041

Shell International Finance BV company guaranty sr. unsec. unsub. notes 2 1/8s, 2020 (Netherlands)			205,000	200,966

SM Energy Co. sr. unsec. notes 6 1/2s, 2021			54,000	40,230

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			20,000	14,650

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			235,000	247,997

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)			30,000	7,050

Total Capital International SA company guaranty sr. unsec. unsub. notes 1.55s, 2017 (France)			851,000	853,175

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2022			60,000	18,300

Unit Corp. company guaranty sr. unsec. sub. notes 6 5/8s, 2021			117,000	83,948

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			273,000	199,290

Williams Cos., Inc. (The) sr. unsec. sub. notes 4.55s, 2024			395,000	274,359

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8 3/4s, 2032			135,000	101,745

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7 7/8s, 2021			19,000	17,100

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7 3/4s, 2031			7,000	4,957

Williams Partners LP sr. unsec. sub. notes 5.4s, 2044			123,000	82,531

Williams Partners LP sr. unsec. sub. notes 4.3s, 2024			122,000	96,723

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			40,000	37,839

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2023			209,000	168,245

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			43,000	30,100

				18,477,418
Financials (4.5%)

Abbey National Treasury Services PLC/United Kingdom company guaranty sr. unsec. unsub. notes 1 3/8s, 2017 (United Kingdom)			928,000	923,779

ABN Amro Bank NV 144A sr. unsec. notes 2.45s, 2020 (Netherlands)			830,000	823,245

Aflac, Inc. sr. unsec. unsub. notes 6.9s, 2039			450,000	581,397

Air Lease Corp. sr. unsec. notes 3 3/4s, 2022			85,000	83,489

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			130,000	123,825

Ally Financial, Inc. company guaranty sr. unsec. notes 8s, 2031			292,000	337,260

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020			70,000	79,800

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			217,000	245,481

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2017			104,000	109,070

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025			500,000	506,250

Ally Financial, Inc. unsec. sub. notes 8s, 2018			77,000	84,315

American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s, perpetual maturity			235,000	223,285

American Express Co. sr. unsec. bonds 8 1/8s, 2019			865,000	1,019,913

American Express Co. sr. unsec. notes 7s, 2018			627,000	695,338

American Express Co. sr. unsec. notes 6.15s, 2017			1,122,000	1,201,236

American International Group, Inc. jr. unsec. sub. FRB 8.175s, 2058			414,000	544,410

ARC Properties Operating Partnership LP/Clark Acquisition, LLC company guaranty sr. unsec. notes 4.6s, 2024(R)			395,000	374,263

AXA SA 144A jr. unsec. sub. FRN 6.463s, perpetual maturity			505,000	516,110

AXA SA 144A jr. unsec. sub. FRN 6.379s, perpetual maturity (France)			370,000	397,750

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9s, perpetual maturity (Spain)			200,000	214,000

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)			450,000	445,497

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity			982,000	986,910

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity			60,000	63,225

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018			1,299,000	1,297,344

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 1.7s, 2017			555,000	553,413

Bank of America, NA unsec. sub. notes Ser. BKNT, 5.3s, 2017			250,000	260,069

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2 1/2s, 2017 (Canada)			851,000	861,143

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017			615,000	619,910

Bank of New York Mellon Corp. (The) 144A sr. unsec. unsub. notes Ser. MTN, 2 1/2s, 2016			20,000	20,010

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35s, 2020 (Canada)			1,070,000	1,060,080

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.05s, 2018 (Canada)			834,000	835,996

Bank of Nova Scotia (The) sr. unsec. unsub. notes 1 3/8s, 2017 (Canada)			865,000	860,848

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. unsub. notes 1.2s, 2017 (Japan)			877,000	871,968

Barclays Bank PLC 144A unsec. sub. notes 10.179s, 2021 (United Kingdom)			890,000	1,153,785

Barclays PLC jr. unsec. sub. FRB 6 5/8s, perpetual maturity (United Kingdom)			1,003,000	990,463

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB 5.919s, perpetual maturity (Spain)			295,000	297,950

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018			240,000	264,741

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.3s, 2043			190,000	186,415

BNP Paribas SA company guaranty sr. unsec. unsub. bonds Ser. MTN, 1 3/8s, 2017 (France)			1,070,000	1,068,240

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s, 2017 (France)			240,000	242,468

BNP Paribas SA 144A jr. unsec. sub. FRN 7.195s, perpetual maturity (France)			100,000	114,250

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)			435,000	456,726

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)			310,000	312,662

Camden Property Trust sr. unsec. unsub. notes 4 7/8s, 2023(R)			390,000	420,096

Cantor Fitzgerald LP 144A unsec. notes 6 1/2s, 2022			655,000	681,512

Capital One Financial Corp. unsec. sub. notes 4.2s, 2025			215,000	212,280

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025			240,000	243,103

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			100,000	100,509

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2026			370,000	368,565

CIT Group, Inc. sr. unsec. notes 3 7/8s, 2019			44,000	43,780

CIT Group, Inc. sr. unsec. sub. notes 5s, 2023			63,000	63,945

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			84,000	87,990

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			77,000	79,503

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2022			273,000	280,338

CIT Group, Inc. 144A sr. unsec. notes 6 5/8s, 2018			153,000	161,415

CIT Group, Inc. 144A sr. unsec. notes 5 1/2s, 2019			104,000	108,680

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95s, perpetual maturity			688,000	662,200

Citigroup, Inc. jr. unsec. sub.FRN 5 7/8s, perpetual maturity			103,000	102,099

Citigroup, Inc. unsec. sub. notes 5 1/2s, 2025			400,000	434,198

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025			300,000	305,250

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020			90,000	91,800

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			770,000	883,737

Commonwealth Bank of Australia/New York, NY sr. unsec. bonds Ser. GMTN, 1 5/8s, 2018			465,000	463,441

Commonwealth Bank of Australia/New York, NY sr. unsec. unsub. bonds 1 1/8s, 2017			1,183,000	1,180,212

Community Choice Financial, Inc. company guaranty sr. sub. notes 10 3/4s, 2019			77,000	20,213

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands (Rabobank Nederland) company guaranty sr. unsec. notes 3 3/8s, 2017 (Netherlands)			774,000	791,209

Credit Acceptance Corp. company guaranty sr. unsec. notes 6 1/8s, 2021			334,000	327,320

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2023			70,000	69,650

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6 1/4s, perpetual maturity (Switzerland)			631,000	629,423

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			157,000	187,905

Deutsche Bank AG unsec. sub. notes 4 1/2s, 2025 (Germany)			639,000	589,895

Deutsche Bank AG/London sr. unsec. notes 6s, 2017 (United Kingdom)			981,000	1,039,055

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020			160,000	94,400

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151s, 2031			125,000	152,813

Duke Realty LP company guaranty sr. unsec. unsub. notes 4 3/8s, 2022(R)			269,000	277,202

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022			110,000	115,225

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023			135,000	136,688

EPR Properties company guaranty sr. unsec. sub. notes 5 1/4s, 2023(R)			435,000	443,253

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			245,000	236,119

Fifth Third Bancorp jr. unsec. sub. FRB 5.1s, perpetual maturity			151,000	134,956

Five Corners Funding Trust 144A sr. unsec. bonds 4.419s, 2023			445,000	463,705

GE Capital International Funding Co. 144A company guaranty sr. unsec. notes 4.418s, 2035 (Ireland)			2,237,000	2,282,818

GE Capital Trust I company guaranty unsec. sub. FRB 6 3/8s, 2067			975,000	1,013,391

General Electric Capital Corp. company guaranty sr. unsec. notes 6 3/4s, 2032			649,000	847,987

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRN 6.15s, 2066			536,000	144,720

Goldman Sachs Group, Inc. (The) sr. unsec. notes 7 1/2s, 2019			990,000	1,129,507

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.55s, 2019			1,015,000	1,014,603

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2 3/8s, 2018			500,000	504,320

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6 3/4s, 2037			164,000	191,890

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5 1/8s, 2022			205,000	224,642

HCP, Inc. sr. unsec. notes 4 1/4s, 2023(R)			425,000	425,598

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3 7/8s, 2025(R)			305,000	294,998

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025(R)			55,000	52,805

HSBC Bank USA NA/New York NY unsec. sub. notes Ser. BKNT, 5 5/8s, 2035 (United Kingdom)			250,000	283,512

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176s, perpetual maturity (United Kingdom)			185,000	277,963

HSBC Finance Corp. unsec. sub. notes 6.676s, 2021			1,379,000	1,582,645

HSBC USA, Inc. sr. unsec. unsub. notes 3 1/2s, 2024			290,000	291,175

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8 1/8s, 2019(PIK)			25,000	23,375

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021			190,000	171,000

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020			237,000	238,991

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022			127,000	124,143

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			2,130,000	2,321,084

International Lease Finance Corp. sr. unsec. unsub. notes 6 1/4s, 2019			33,000	35,351

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			110,000	117,975

Intesa Sanpaolo SpA 144A unsec. sub. notes 5.017s, 2024 (Italy)			250,000	245,962

iStar, Inc. sr. unsec. notes 5s, 2019(R)			45,000	43,706

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.9s, perpetual maturity			1,073,000	1,092,314

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017			862,000	864,922

JPMorgan Chase Bank, NA unsec. sub. notes Ser. BKNT, 6s, 2017			330,000	352,823

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.3s, 2018			974,000	975,448

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5 1/8s, 2044			340,000	332,980

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			725,000	834,942

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037			1,065,000	1,214,100

Lloyds Banking Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)			351,000	373,815

Lloyds Banking Group PLC unsec. sub. notes 4 1/2s, 2024 (United Kingdom)			470,000	477,110

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s, perpetual maturity (United Kingdom)			180,000	201,600

Lloyds Banking Group PLC 144A unsec. sub. notes 5.3s, 2045 (United Kingdom)			896,000	910,478

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85s, 2020 (Australia)			595,000	597,572

Merrill Lynch & Co., Inc. unsec. sub. FRN 1.272s, 2026			125,000	107,514

Merrill Lynch & Co., Inc. unsec. sub. notes 6.11s, 2037			1,722,000	1,957,139

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7 7/8s, 2037			300,000	366,000

MetLife, Inc. sr. unsec. unsub. notes 6 3/4s, 2016			865,000	884,814

MetLife, Inc. sr. unsec. unsub. notes 4 3/4s, 2021			460,000	503,484

Metropolitan Life Global Funding I 144A sr. notes 3s, 2023			130,000	129,344

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			530,000	543,546

Morgan Stanley sr. unsec. unsub. bonds 4 3/4s, 2017			980,000	1,015,103

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 3/8s, 2022(R)			130,000	132,763

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2021(R)			115,000	119,313

National Australia Bank, Ltd./New York sr. unsec. notes 2.3s, 2018 (Australia)			475,000	477,730

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2020			235,000	224,895

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			105,000	92,925

Nationwide Mutual Insurance Co. 144A unsec. sub. notes 8 1/4s, 2031			210,000	272,627

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			230,000	239,200

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4 7/8s, 2045			405,000	345,263

Ocwen Financial Corp. sr. unsec. notes 6 5/8s, 2019			115,000	101,200

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7s, 2033			520,000	563,233

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6 3/4s, 2019			100,000	101,375

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021			95,000	95,475

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976s, 2025			995,000	987,815

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			33,000	32,711

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021			170,000	154,700

PNC Bank NA sr. unsec. unsub. notes Ser. BKNT, 1 1/8s, 2017			870,000	867,063

Primerica, Inc. sr. unsec. notes 4 3/4s, 2022			375,000	398,649

Progressive Corp. (The) jr. unsec. sub. FRN 6.7s, 2037			405,000	403,988

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			130,000	125,775

Prudential Financial, Inc. jr. unsec. sub. FRN 8 7/8s, 2038			270,000	303,750

Prudential Financial, Inc. jr. unsec. sub. FRN 5 5/8s, 2043			265,000	268,975

Prudential Financial, Inc. jr. unsec. sub. FRN 5.2s, 2044			200,000	193,500

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			155,000	161,163

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.2s, 2018 (Canada)			865,000	871,985

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity			1,025,000	1,067,281

Royal Bank of Scotland Group PLC jr. unsec. sub. FRN Ser. U, 7.64s, perpetual maturity (United Kingdom)			325,000	339,625

Royal Bank of Scotland Group PLC unsec. sub. bonds 5 1/8s, 2024 (United Kingdom)			865,000	876,379

Royal Bank of Scotland Group PLC unsec. sub. notes 4.7s, 2018 (United Kingdom)			695,000	721,434

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016			129,000	130,232

Santander Issuances SAU company guaranty unsec. sub. notes 5.179s, 2025 (Spain)			600,000	586,121

Santander Issuances SAU 144A company guaranty unsec. sub. notes 5.911s, 2016 (Spain)			600,000	599,996

Santander UK Group Holdings PLC 144A unsec. sub. notes 4 3/4s, 2025 (United Kingdom)			635,000	626,967

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)			685,000	713,116

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6 1/8s, 2022 (Russia)			225,000	225,000

Sberbank of Russia Via SB Capital SA 144A sr. unsec. unsub. notes 4.95s, 2017 (Russia)			350,000	353,200

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020(R)			70,000	70,483

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018(R)			70,000	69,904

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022(R)			50,000	51,552

Simon Property Group LP sr. unsec. unsub. notes 2.2s, 2019(R)			880,000	884,492

Simon Property Group LP 144A sr. unsec. unsub. notes 1 1/2s, 2018(R)			784,000	777,577

Societe Generale SA company guaranty sr. unsec. notes 2 3/4s, 2017 (France)			380,000	385,271

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			50,000	49,250

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6s, 2020			387,000	367,650

Springleaf Finance Corp. sr. unsec. unsub. notes 5 1/4s, 2019			55,000	52,250

Standard Chartered Bank 144A unsec. sub. notes 8s, 2031 (United Kingdom)			510,000	631,517

Standard Chartered PLC unsec. sub. notes 5.7s, 2022 (United Kingdom)			490,000	520,821

Standard Chartered PLC 144A jr. unsec. sub. FRB 7.014s, perpetual maturity (United Kingdom)			400,000	429,500

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB 1.512s, 2037			475,000	385,344

Svenska Handelsbanken AB company guaranty sr. unsec. notes 2 7/8s, 2017 (Sweden)			448,000	455,703

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4 1/4s, 2042			385,000	363,660

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8 1/8s, 3/15/18), 2046(STP)			600,000	627,000

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8 1/2s, 2018			40,000	29,800

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7 3/4s, 2026			235,000	307,673

Tri Pointe Holdings, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024			290,000	282,025

US Bank of NA/Cincinnati, OH sr. unsec. notes Ser. BKNT, 1.1s, 2017			890,000	888,715

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			170,000	163,200

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.902s, 2020 (Russia)			500,000	501,250

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			1,900,000	1,838,250

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,599,000	1,667,037

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95s, 2022 (Russia)			500,000	472,500

Wachovia Bank NA unsec. sub. notes Ser. BKNT, 6s, 2017			250,000	269,632

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017			105,000	111,154

Walter Investment Management Corp. company guaranty sr. unsec. notes 7 7/8s, 2021			90,000	71,100

Wayne Merger Sub, LLC 144A sr. unsec. notes 8 1/4s, 2023			110,000	103,400

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5 7/8s, perpetual maturity			455,000	475,475

Wells Fargo & Co. sr. unsec. notes 2.1s, 2017			851,000	859,441

Westpac Banking Corp. sr. unsec. unsub. notes 4 7/8s, 2019 (Australia)			485,000	529,346

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)			210,000	209,491

ZFS Finance USA Trust V 144A jr. unsec. sub. FRB 6 1/2s, 2037			422,000	428,858

				92,316,967
Health care (0.9%)

AbbVie, Inc. sr. unsec. notes 3.6s, 2025			16,000	15,791

AbbVie, Inc. sr. unsec. notes 2.9s, 2022			500,000	483,232

AbbVie, Inc. sr. unsec. notes 2 1/2s, 2020			945,000	935,499

AbbVie, Inc. sr. unsec. notes 1 3/4s, 2017			775,000	773,496

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 6 1/8s, 2021			225,000	228,375

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 5 1/8s, 2022			120,000	112,200

Actavis Funding SCS company guaranty sr. unsec. notes 4 3/4s, 2045 (Luxembourg)			638,000	622,079

Actavis Funding SCS company guaranty sr. unsec. notes 3.45s, 2022 (Luxembourg)			318,000	318,347

Actavis Funding SCS company guaranty sr. unsec. notes 2.35s, 2018 (Luxembourg)			615,000	615,641

Aetna, Inc. sr. unsec. notes 6 3/4s, 2037			286,000	360,083

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2023			235,000	206,800

Amgen, Inc. sr. unsec. notes 3.45s, 2020			730,000	751,595

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017			865,000	870,278

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)			422,000	526,878

AstraZeneca PLC sr. unsec. unsub. notes 5.9s, 2017 (United Kingdom)			865,000	926,450

Biogen, Inc. sr. unsec. sub. notes 3 5/8s, 2022			975,000	985,799

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022			155,000	149,963

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021			60,000	59,700

CHS/Community Health Systems, Inc. company guaranty sr. sub. notes 5 1/8s, 2018			20,000	20,100

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022			24,000	22,770

Cigna Corp. sr. unsec. unsub. notes 4 1/2s, 2021			490,000	520,048

Concordia Healthcare Corp. 144A company guaranty sr. unsec. notes 7s, 2023 (Canada)			145,000	125,788

ConvaTec Healthcare E SA 144A company guaranty sr. unsec. unsub. notes 10 1/2s, 2018 (Luxembourg)			200,000	201,832

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022			170,000	116,450

DPx Holdings BV 144A sr. unsec. sub. notes 7 1/2s, 2022 (Netherlands)			334,000	325,650

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022			115,000	111,550

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2023			95,000	92,625

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6s, 2025 (Ireland)			285,000	280,725

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2022			100,000	99,500

HCA, Inc. company guaranty sr. notes 6 1/2s, 2020			395,000	430,550

HCA, Inc. company guaranty sr. sub. notes 5s, 2024			280,000	279,300

HCA, Inc. company guaranty sr. sub. notes 3 3/4s, 2019			197,000	198,970

HCA, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2022			34,000	37,570

HCA, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2025			45,000	44,438

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023			155,000	151,125

JLL/Delta Dutch Pledgeco BV 144A sr. unsec. notes 8 3/4s, 2020 (Netherlands)(PIK)			120,000	115,800

Johnson & Johnson sr. unsec. notes 5.15s, 2018			542,000	592,679

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sub. notes 10 1/2s, 2018			215,000	209,625

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)			105,000	96,600

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2023			75,000	75,375

Merck & Co., Inc. sr. unsec. unsub. notes 1.3s, 2018			746,000	744,250

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2022			125,000	125,000

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4 1/2s, 2027(R)			880,000	836,000

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95s, 2024(R)			444,000	448,408

Service Corp. International/US sr. unsec. notes 5 3/8s, 2022			123,000	128,228

Service Corp. International/US sr. unsec. unsub. notes 5 3/8s, 2024			345,000	355,350

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6 1/2s, 2023			90,000	85,950

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021			39,000	38,025

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021			62,000	59,830

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			223,000	234,708

Tenet Healthcare Corp. company guaranty sr. notes 4 3/4s, 2020			23,000	23,115

Tenet Healthcare Corp. company guaranty sr. sub. notes 6s, 2020			130,000	136,825

Tenet Healthcare Corp. 144A company guaranty sr. FRN 4.012s, 2020			155,000	151,125

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018			387,000	420,906

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.7s, 2021			640,000	700,730

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95s, 2042			550,000	512,142

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2 3/4s, 2023			545,000	533,425

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 7s, 2020			20,000	19,950

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			184,000	177,560

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2025			135,000	120,488

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2023			150,000	133,875

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021			10,000	9,200

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			70,000	61,600

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2020			145,000	136,300

WellCare Health Plans, Inc. sr. unsec. sub. notes 5 3/4s, 2020			197,000	202,910

				19,487,176
Technology (0.6%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020			155,000	159,650

Alcatel-Lucent USA, Inc. 144A company guaranty sr. unsec. sub. notes 6 3/4s, 2020			200,000	211,000

Apple, Inc. sr. unsec. notes 3.45s, 2024			335,000	347,167

Apple, Inc. sr. unsec. notes 2.1s, 2019			25,000	25,299

Apple, Inc. sr. unsec. unsub. notes 4 3/8s, 2045			493,000	497,788

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043			600,000	554,157

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			192,000	65,280

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			223,000	165,020

Cisco Systems, Inc. sr. unsec. unsub. notes 3.15s, 2017			825,000	845,328

Cisco Systems, Inc. sr. unsec. unsub. notes 1.1s, 2017			392,000	392,330

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6s, 2025			105,000	101,063

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017			865,000	858,156

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			120,000	124,721

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7s, 2023			290,000	290,000

First Data Corp. 144A notes 5 3/4s, 2024			205,000	201,925

First Data Corp. 144A sr. notes 5 3/8s, 2023			160,000	160,800

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 6s, 2022			99,000	103,703

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021			60,000	61,350

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041			315,000	374,363

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021			255,000	278,787

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022			850,000	801,898

Infor US, Inc. 144A company guaranty sr. notes 5 3/4s, 2020			55,000	55,413

Infor US, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2022			525,000	443,625

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017			870,000	871,157

Iron Mountain, Inc. company guaranty sr. unsec. notes 6s, 2023(R)			179,000	185,265

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6s, 2020(R)			75,000	79,125

Jabil Circuit, Inc. sr. unsec. sub. notes 8 1/4s, 2018			81,000	89,201

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			190,000	184,775

Micron Technology, Inc. 144A sr. unsec. unsub. notes 5 1/4s, 2023			665,000	596,838

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041			85,000	97,834

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019			555,000	599,943

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040			215,000	239,177

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022			485,000	473,580

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023			165,000	164,175

SoftBank Corp. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (Japan)			315,000	313,425

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			92,000	41,630

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019			130,000	139,203

Zebra Technologies Corp. sr. unsec. unsub. bonds 7 1/4s, 2022			265,000	276,925

				11,471,076
Transportation (0.1%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023			410,000	362,850

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041			240,000	261,025

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040			155,000	174,561

CSX Corp. sr. unsec. unsub. notes 4.1s, 2044			480,000	434,860

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019			221,809	248,981

FedEx Corp. company guaranty sr. unsec. unsub. notes 2 5/8s, 2022			95,000	92,752

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3 3/4s, 2026			340,000	342,550

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			101,942	108,059

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			455,000	448,175

				2,473,813
Utilities and power (0.9%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020			142,000	156,200

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025			830,000	730,400

AES Corp./Virginia (The) sr. unsec. notes 4 7/8s, 2023			44,000	38,280

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021			164,000	166,460

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			80,000	82,252

Beaver Valley II Funding Corp. sr. bonds 9s, 2017			10,000	10,600

Calpine Corp. sr. unsec. sub. notes 5 3/4s, 2025			260,000	229,450

Calpine Corp. 144A company guaranty sr. notes 6s, 2022			30,000	30,825

Calpine Corp. 144A company guaranty sr. sub. notes 5 7/8s, 2024			24,000	24,600

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85s, 2037			50,000	43,524

Commonwealth Edison Co. 1st mtge. bonds 5.9s, 2036			133,000	160,466

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7 1/8s, 2018			634,000	723,762

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.2s, 2042			275,000	263,730

DPL, Inc. sr. unsec. sub. notes 6 1/2s, 2016			31,000	31,000

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016			580,000	584,177

Dynegy, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			15,000	13,050

Dynegy, Inc. company guaranty sr. unsec. notes 6 3/4s, 2019			220,000	206,800

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7 5/8s, 2024			10,000	8,548

EDP Finance BV 144A sr. unsec. unsub. notes 5 1/4s, 2021 (Netherlands)			255,000	263,506

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 5/8s, perpetual maturity (France)			1,405,000	1,332,924

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 1/4s, perpetual maturity (France)			1,700,000	1,606,500

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			120,000	147,409

Electricite de France (EDF) 144A sr. unsec. notes 6 1/2s, 2019 (France)			375,000	419,460

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)			107,113	114,075

Energy Transfer Equity LP company guaranty sr. notes 7 1/2s, 2020			76,000	70,300

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			185,000	151,028

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			155,000	143,736

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			490,000	391,749

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022			225,000	114,750

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 6 3/8s, 2023			70,000	35,000

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9 3/8s, 2020			327,000	204,784

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			517,000	525,991

GenOn Americas Generation, LLC sr. unsec. notes 8 1/2s, 2021			185,000	135,513

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			33,000	26,658

GenOn Energy, Inc. sr. unsec. sub. notes 9 7/8s, 2020			137,000	101,380

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			305,000	329,118

Kansas Gas and Electric Co. sr. bonds 5.647s, 2021			43,044	43,313

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.4s, 2044			123,000	92,954

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3 1/2s, 2021			599,000	545,633

Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45s, 2023			300,000	249,138

Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7 3/4s, 2032			107,000	101,534

MidAmerican Energy Holdings Co. sr. unsec. unsub. bonds 6 1/8s, 2036			152,000	177,254

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			400,000	510,442

Nevada Power Co. mtge. notes 7 1/8s, 2019			265,000	303,076

NiSource Finance Corp. company guaranty sr. unsec. notes 6 1/8s, 2022			165,000	188,864

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7 7/8s, 2021			735,000	689,063

NRG Yield Operating, LLC company guaranty sr. unsec. notes 5 3/8s, 2024			65,000	53,869

NSTAR Electric Co. sr. unsec. unsub. notes 2 3/8s, 2022 (Canada)			450,000	433,272

Oncor Electric Delivery Co., LLC sr. notes 5.3s, 2042			175,000	182,134

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022			170,000	176,667

Oncor Electric Delivery Co., LLC sr. notes 3 3/4s, 2045			760,000	631,660

Pacific Gas & Electric Co. sr. unsec. bonds 6.05s, 2034			255,000	300,451

Potomac Edison Co. (The) 144A sr. bonds 5.8s, 2016			456,000	467,452

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022			655,000	689,929

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.4s, 2023			20,000	19,935

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040			160,000	189,757

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974s, 2067			839,000	681,688

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5s, 2022			65,000	57,582

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022			114,000	107,452

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			77,000	69,236

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			57,000	49,313

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022			150,000	123,750

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)			64,000	21,280

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN 6.35s, 2067 (Canada)			180,000	135,900

Union Electric Co. sr. notes 6.4s, 2017			320,000	341,845

				17,252,448

Total corporate bonds and notes (cost $291,233,865)				$283,020,734

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (12.7%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.6%)

Government National Mortgage Association Pass-Through Certificates 3 1/2s, TBA, January 1, 2046			$51,000,000	$53,167,500

				53,167,500
U.S. Government Agency Mortgage Obligations (10.1%)

Federal National Mortgage Association Pass-Through Certificates
6s, TBA, January 1, 2046			22,000,000	24,863,436
4s, TBA, January 1, 2046			61,000,000	64,536,097
3 1/2s, TBA, February 1, 2046			1,000,000	1,029,575
3 1/2s, TBA, January 1, 2046			1,000,000	1,031,484
3s, TBA, February 1, 2046			40,000,000	39,910,936
3s, TBA, January 1, 2046			40,000,000	39,990,624
3s, TBA, January 1, 2031			34,000,000	35,025,311

				206,387,463

Total U.S. government and agency mortgage obligations (cost $259,712,502)				$259,554,963

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Inflation Protected Securities 2.125%, February 15, 2041(i)			$105,351	$126,062

U.S. Treasury Notes 1.625%, July 30, 2020(i)			111,000	111,239

Total U.S. treasury obligations (cost $237,301)				$237,301

MORTGAGE-BACKED SECURITIES (3.2%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.3%)

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M1, 2.689s, 2025 (Bermuda)			$879,000	$879,000

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 24.463s, 2037			147,044	230,815
IFB Ser. 2979, Class AS, 23.062s, 2034			6,942	7,777
IFB Ser. 3072, Class SM, 22.585s, 2035			83,107	125,259
IFB Ser. 3072, Class SB, 22.438s, 2035			85,164	128,265
IFB Ser. 3249, Class PS, 21.184s, 2036			97,444	141,246
IFB Ser. 2990, Class LB, 16.101s, 2034			183,709	240,841
Ser. 3391, PO, zero %, 2037			11,210	10,141
Ser. 3206, Class EO, PO, zero %, 2036			7,112	6,293
Ser. 3326, Class WF, zero %, 2035			4,184	3,259
FRB Ser. 3117, Class AF, zero %, 2036			7,060	5,377
FRB Ser. 3036, Class AS, zero %, 2035			1,307	1,105

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 37.37s, 2036			54,135	101,968
IFB Ser. 07-53, Class SP, 22.654s, 2037			123,533	192,329
IFB Ser. 05-75, Class GS, 18.985s, 2035			67,888	92,762
IFB Ser. 05-106, Class JC, 18.817s, 2035			67,888	102,270
IFB Ser. 05-83, Class QP, 16.298s, 2034			33,188	42,989
Ser. 418, Class C15, IO, 3 1/2s, 2043			1,503,652	312,572
Ser. 13-1, Class MI, IO, 3s, 2043			2,843,811	304,060
Ser. 07-14, Class KO, PO, zero %, 2037			41,299	37,798
Ser. 06-125, Class OX, PO, zero %, 2037			2,923	2,490
Ser. 06-84, Class OT, PO, zero %, 2036			4,720	4,012
Ser. 06-46, Class OC, PO, zero %, 2036			9,315	7,909

Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5s, 2040			939,406	183,466
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			46,625	6,376
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			197,956	35,474
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			593,757	43,328
Ser. 13-14, IO, 3 1/2s, 2042			2,314,219	261,368
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			3,750,523	398,081
Ser. 15-124, Class NI, IO, 3 1/2s, 2039			3,931,668	537,774
Ser. 15-124, Class DI, IO, 3 1/2s, 2038			2,816,676	427,177
Ser. 15-H25, Class BI, IO, 2.223s, 2065			6,519,442	784,289
Ser. 15-H26, Class EI, IO, 1.711s, 2065			3,818,037	436,707
Ser. 06-36, Class OD, PO, zero %, 2036			5,341	4,534

				6,099,111
Commercial mortgage-backed securities (2.3%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.33s, 2049			5,266,064	26,352

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.344s, 2051			12,717,445	70,942

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.428s, 2041			298,298	4,100
FRB Ser. 04-4, Class XC, IO, 0.17s, 2042			826,536	357

Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 04-PR3I, Class X1, IO, 0.279s, 2041			222,443	1,490

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.51s, 2039			444,000	443,094
FRB Ser. 06-PW14, Class X1, IO, 0.643s, 2038			8,065,355	113,399

CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.367s, 2049			6,224,216	41,204

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, 0.156s, 2044			2,173,296	4,505

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class AJ, 5.811s, 2049			448,000	450,244
FRB Ser. 13-GC17, Class C, 5.105s, 2046			757,000	778,949
Ser. 14-GC21, Class AS, 4.026s, 2047			539,000	558,232

Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.551s, 2049			61,857,856	350,115

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049			545,000	547,098
FRB Ser. 05-LP5, Class D, 4.742s, 2043			541,273	540,743
FRB Ser. 14-CR18, Class C, 4.738s, 2047			1,408,000	1,409,041
FRB Ser. 14-UBS6, Class C, 4.466s, 2047			962,000	907,424
FRB Ser. 14-CR18, Class XA, IO, 1.285s, 2047			4,167,080	280,861
FRB Ser. 14-CR16, Class XA, IO, 1.249s, 2047			3,916,153	246,045
FRB Ser. 14-UBS6, Class XA, IO, 1.073s, 2047			7,330,785	452,515
FRB Ser. 14-LC17, Class XA, IO, 1.015s, 2047			10,904,848	553,871
FRB Ser. 13-CR13, Class XA, IO, 0.988s, 2023			6,353,771	293,417

COMM Mortgage Trust 144A
Ser. 13-LC13, Class E, 3.719s, 2046			456,000	337,606
FRB Ser. 07-C9, Class AJFL, 0.98s, 2049			953,000	911,068
FRB Ser. 06-C8, Class XS, IO, 0.522s, 2046			28,984,445	89,705

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.062s, 2049			38,741,653	58,112

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			82,786	89,616
FRB Ser. 03-C3, Class AX, IO, 1.974s, 2038			208,018	4

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.801s, 2050			1,218,000	972,737

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049			154,886	154,886

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.465s, 2044			383,000	397,133

FFCA Secured Franchise Loan Trust 144A FRB Ser. 00-1, IO, 0.959s, 2020			618,361	9,387

First Union National Bank-Bank of America, NA Commercial Mortgage Trust 144A FRB Ser. 01-C1, Class 3, IO, 1.931s, 2033			80,901	108

GE Business Loan Trust 144A FRB Ser. 04-2, Class D, 3.081s, 2032			17,897	16,021

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.054s, 2045			6,043,412	—

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.459s, 2044			568,000	568,000

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.206s, 2049			44,496,506	129,676

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.527s, 2043			1,649,768	3,293

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO, 1.62s, 2046			6,044,384	499,387

GS Mortgage Securities Trust
FRB Ser. 13-GC12, Class XA, IO, 1.733s, 2046			5,043,773	389,271
FRB Ser. 14-GC22, Class XA, IO, 1.071s, 2047			4,321,948	267,096
FRB Ser. 14-GC24, Class XA, IO, 0.883s, 2047			11,361,892	590,818

GS Mortgage Securities Trust 144A
FRB Ser. 11-GC3, Class D, 5.642s, 2044			1,312,000	1,352,016
FRB Ser. 12-GC6, Class D, 5.631s, 2045			314,000	319,530
FRB Ser. 13-GC12, Class D, 4.476s, 2046			1,204,000	1,088,621
FRB Ser. 06-GG6, Class XC, IO, 0.025s, 2038			4,445,019	9

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C25, Class C, 4.449s, 2047			376,000	359,644
FRB Ser. 14-C25, Class XA, IO, 1.009s, 2047			2,971,613	179,485

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-LC9, Class D, 4.42s, 2047			350,000	327,810

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.078s, 2051			225,000	227,588
FRB Ser. 07-LD12, Class A3, 5.937s, 2051			28,090	28,056
FRB Ser. 05-LDP5, Class F, 5.522s, 2044			458,000	457,318
Ser. 06-LDP8, Class B, 5.52s, 2045			328,000	326,655
Ser. 06-LDP8, Class AJ, 5.48s, 2045			2,216,000	2,216,731
FRB Ser. 05-LDP2, Class B, 4.882s, 2042			326,000	325,335
FRB Ser. 13-C10, Class C, 4.156s, 2047			1,041,000	988,638
FRB Ser. 06-LDP8, Class X, IO, 0.502s, 2045			8,454,095	20,334
FRB Ser. 07-LDPX, Class X, IO, 0.279s, 2049			19,753,828	108,318

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.178s, 2051			298,000	284,384
FRB Ser. 12-C6, Class E, 5.192s, 2045			1,993,000	1,902,518
FRB Ser. 12-C8, Class D, 4.665s, 2045			659,000	623,678
FRB Ser. 05-CB12, Class X1, IO, 0.377s, 2037			1,009,785	3,963
FRB Ser. 06-LDP6, Class X1, IO, 0.116s, 2043			9,738,278	328

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			54,718	56,797
Ser. 98-C4, Class H, 5.6s, 2035			122,619	125,472

LB-UBS Commercial Mortgage Trust
FRB Ser. 08-C1, Class AM, 6.087s, 2041			486,000	491,487
Ser. 06-C7, Class A2, 5.3s, 2038			143,488	143,428
Ser. 06-C1, Class AJ, 5.276s, 2041			452,000	455,616
FRB Ser. 07-C2, Class XW, IO, 0.539s, 2040			2,582,620	15,911

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C7, Class XCL, IO, 0.308s, 2040			1,281,054	11,627
FRB Ser. 05-C2, Class XCL, IO, 0.195s, 2040			305,361	16

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.326s, 2048			828,000	715,715

Merrill Lynch Mortgage Investors Trust FRB Ser. 96-C2, Class JS, IO, zero %, 2028			755	—

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3, 5.836s, 2050			31,030	31,006

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.468s, 2039			718,949	1,077
FRB Ser. 05-MCP1, Class XC, IO, 0.028s, 2043			545,694	4

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 6.729s, 2044			32,701	419
FRB Ser. 06-C4, Class X, IO, 5.96s, 2045			1,073,019	68,459
FRB Ser. 07-C5, Class X, IO, 5 1/2s, 2049			263,839	28,495

ML-CFC Commercial Mortgage Trust FRB Ser. 06-2, Class AJ, 5.889s, 2046			315,000	317,929

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C11, Class C, 4.414s, 2046			1,182,000	1,220,001
FRB Ser. 14-C17, Class XA, IO, 1.272s, 2047			8,985,487	600,320

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class XA, IO, 2.08s, 2045			12,238,043	927,644

Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.645s, 2042			444,000	445,292
Ser. 07-IQ14, Class A2, 5.61s, 2049			247,748	247,598
Ser. 07-HQ11, Class C, 5.558s, 2044			352,000	351,690
Ser. 07-HQ11, Class AJ, 5.508s, 2044			361,000	360,448

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.178s, 2049			526,000	534,903

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			1,058,658	1,060,775

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8s, 2038			449,937	112,484

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 4.958s, 2049			326,000	339,020
FRB Ser. 12-C4, Class XA, IO, 1.816s, 2045			8,850,534	759,963

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C25, Class AJ, 5.767s, 2043			162,000	162,680
FRB Ser. 06-C29, IO, 0.378s, 2048			55,053,804	128,275
FRB Ser. 07-C34, IO, 0.302s, 2046			8,167,448	61,256

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C18, Class XC, IO, 0.139s, 2042			811,770	81
FRB Ser. 06-C26, Class XC, IO, 0.044s, 2045			10,522,802	1,368

Wells Fargo Commercial Mortgage Trust FRB Ser. 14-LC16, Class XA, IO, 1.464s, 2050			5,656,197	384,339

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.299s, 2046			676,000	620,159

WF-RBS Commercial Mortgage Trust
FRB Ser. 12-C7, Class C, 4.838s, 2045			988,000	1,018,421
Ser. 14-C19, Class C, 4.646s, 2047			364,000	366,657
Ser. 13-C18, Class AS, 4.387s, 2046			725,000	767,833
Ser. 13-C12, Class AS, 3.56s, 2048			581,000	585,625
FRB Ser. 14-C22, Class XA, IO, 0.953s, 2057			10,881,716	600,018
FRB Ser. 13-C14, Class XA, IO, 0.893s, 2046			8,015,691	357,981

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.634s, 2044			1,058,000	1,100,130
FRB Ser. 11-C2, Class D, 5.541s, 2044			1,331,000	1,397,683
Ser. 11-C4, Class E, 5.265s, 2044			682,000	706,143
FRB Ser. 13-C17, Class D, 5 1/8s, 2046			371,000	351,723
FRB Ser. 13-UBS1, Class D, 4.63s, 2046			908,000	830,884
FRB Ser. 13-C15, Class D, 4.48s, 2046			457,000	420,577
FRB Ser. 12-C10, Class D, 4.454s, 2045			343,000	318,347
Ser. 14-C19, Class D, 4.234s, 2047			212,000	177,971
FRB Ser. 12-C9, Class XA, IO, 2.168s, 2045			11,818,266	1,084,090
FRB Ser. 12-C10, Class XA, IO, 1.747s, 2045			6,881,391	565,100
FRB Ser. 13-C12, Class XA, IO, 1.441s, 2048			3,405,129	227,837

				46,357,655
Residential mortgage-backed securities (non-agency) (0.6%)

BCAP, LLC Trust 144A
FRB Ser. 14-RR1, Class 2A2, 2.435s, 2036			472,304	396,546
FRB Ser. 15-RR5, Class 2A3, 1.313s, 2046			490,000	376,075

Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 2A2, 1.857s, 2035			517,621	421,232
FRB Ser. 05-27, Class 2A3, 1.817s, 2035			1,548,792	1,318,343
FRB Ser. 05-27, Class 2A1, 1.607s, 2035			386,376	315,471
FRB Ser. 05-27, Class 1A1, 1.247s, 2035			415,691	336,107
FRB Ser. 06-OA7, Class 1A2, 1.197s, 2046			2,021,119	1,610,226
FRB Ser. 05-59, Class 1A1, 0.743s, 2035			302,521	240,247
FRB Ser. 06-OC2, Class 2A3, 0.712s, 2036			387,757	347,043
FRB Ser. 06-OA2, Class A5, 0.632s, 2046			1,059,922	800,241
FRB Ser. 06-OA10, Class 4A1, 0.612s, 2046			547,596	411,726
FRB Ser. 06-OC8, Class 2A2A, 0.542s, 2036			450,570	430,295

Countrywide Asset-Backed Certificates Trust FRB Ser. 05-2, Class M4, 1.487s, 2035			738,000	642,060

CSMC Trust 144A FRB Ser. 09-14R, Class 4A10, 2.842s, 2035			430,000	374,799

Morgan Stanley Resecuritization Trust 144A
FRB Ser. 15-R7, Class 2B, 2.616s, 2035			981,391	500,510
Ser. 15-R4, Class CB1, 0.598s, 2047			160,000	121,200

Nomura Resecuritization Trust 144A
FRB Ser. 14-3R, Class 3A9, 0.74s, 2035			1,343,000	1,128,120
FRB Ser. 15-1R, Class 6A9, 0.391s, 2047			1,150,000	690,000
FRB Ser. 15-4R, Class 1A14, 0.373s, 2047			550,000	314,875

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR19, Class A1C3, 0.922s, 2045			262,734	222,010
FRB Ser. 05-AR13, Class A1C3, 0.912s, 2045			505,047	413,187
FRB Ser. 05-AR9, Class A1C3, 0.902s, 2045			842,773	766,923
FRB Ser. 05-AR11, Class A1B3, 0.822s, 2045			654,268	578,112

				12,755,348

Total mortgage-backed securities (cost $65,685,050)				$65,212,114

ASSET-BACKED SECURITIES (1.6%)(a)
			Principal amount	Value

Station Place Securitization Trust
FRB Ser. 15-4, Class A, 1.402s, 2017			$2,828,000	$2,828,000
FRB Ser. 15-2, Class A, 1.235s, 2017			2,771,000	2,771,000
FRB Ser. 14-3, Class A, 1.056s, 2016			16,127,000	16,127,000

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A, 1.055s, 2016			10,170,000	10,170,000

Total asset-backed securities (cost $31,896,000)				$31,896,000

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.5%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			$252,000	$256,725

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)			1,069,755	1,085,801

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina) (In default)(NON)			932,355	1,067,547

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			470,000	434,750

Brazil (Federal Republic of) unsec. notes 10s, 2021 (Brazil) (units)		BRL	5,212	1,048,683

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			$580,000	605,375

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9 3/8s, 2018 (Argentina)			1,000,000	1,011,250

Colombia (Republic of) sr. unsec. unsub. bonds 5s, 2045 (Colombia)			300,000	252,750

Croatia (Republic of) 144A sr. unsec. unsub. notes 6s, 2024 (Croatia)			200,000	208,832

Indonesia (Republic of) 144A sr. unsec. notes 5 1/4s, 2042 (Indonesia)			475,000	428,928

Indonesia (Republic of) 144A sr. unsec. notes 4 3/4s, 2026 (Indonesia)			400,000	394,000

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95s, 2046 (Indonesia)			400,000	394,000

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3 3/8s, 2023 (Indonesia)			360,000	334,350

Peru (Republic of) sr. unsec. unsub. bonds 4 1/8s, 2027 (Peru)			475,000	468,940

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			200,000	201,191

Russia (Federation of) 144A sr. unsec. unsub. bonds 5 5/8s, 2042 (Russia)			200,000	188,700

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024 (South Africa)			790,000	751,488

Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85s, 2025 (Sri Lanka)			300,000	279,000

Venezuela (Bolivarian Republic of) sr. unsec. bonds 5 3/4s, 2016 (Venezuela)			835,000	744,481

Total foreign government and agency bonds and notes (cost $11,385,057)				$10,156,791

INVESTMENT COMPANIES (0.2%)(a)
			Shares	Value

Hercules Technology Growth Capital, Inc.			13,843	$168,746

iShares MSCI EAFE ETF			53,104	3,119,860

iShares Russell 2000 Growth ETF			3,518	490,444

Medley Capital Corp.(S)			29,864	224,577

Solar Capital, Ltd.			11,674	191,804

Total investment companies (cost $4,311,108)				$4,195,431

SENIOR LOANS (0.1%)(a)(c)
			Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020			$371,668	$257,690

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11 1/4s, 2017			1,232,688	1,076,547

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 10 3/4s, 2017			94,525	78,219

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			349,675	305,091

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020			202,958	189,766

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021			163,544	153,050

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			158,772	99,134

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020			205,362	181,264

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.676s, 2017			722,336	219,184

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.676s, 2017			7,413	2,250

Total senior loans (cost $3,412,751)				$2,562,195

PREFERRED STOCKS (—%)(a)
			Shares	Value

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP			5,340	$135,422

HSBC USA, Inc. $0.88 pfd.			22,450	495,696

M/I Homes, Inc. Ser. A, $2.438 pfd.			4,703	119,597

Total preferred stocks (cost $736,899)				$750,715

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Gree Electric Appliances, Inc. of Zhuhai 144A (China)	6/24/16	$0.00	34,700	$119,432

Wuliangye Yibin Co., Ltd. 144A (China)	4/15/16	0.00	40,400	169,723

Total warrants (cost $282,465)				$289,155

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$62,000	$66,689

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8s, 2018			87,000	135,339

Navistar International Corp. cv. sr. unsec. sub. bonds 4 1/2s, 2018			57,000	28,108

Total convertible bonds and notes (cost $189,007)				$230,136

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd.(R)			7,508	$178,594

Total convertible preferred stocks (cost $137,227)				$178,594

SHORT-TERM INVESTMENTS (27.4%)(a)
			Principal amount/shares	Value

Federal Home Loan Banks unsec. discount notes 0.30%, March 18, 2016			$18,000,000	$17,988,894

Federal Home Loan Banks unsec. discount notes 0.31%, January 26, 2016			26,350,000	26,347,576

Federal Home Loan Banks unsec. discount notes 0.37%, March 7, 2016			27,780,000	27,765,415

Federal Home Loan Banks unsec. discount notes 0.40%, February 3, 2016			10,700,000	10,697,774

Federal Home Loan Mortgage Corporation unsec. discount notes 0.32%, February 23, 2016			10,000,000	9,996,530

Putnam Cash Collateral Pool, LLC 0.44%(d)		Shares	29,552,910	29,552,910

Putnam Money Market Liquidity Fund 0.27%(AFF)		Shares	117,156,183	117,156,183

Putnam Short Term Investment Fund 0.33%(AFF)		Shares	304,989,523	304,989,523

SSgA Prime Money Market Fund Class N 0.19%(P)		Shares	161,000	161,000

U.S. Treasury Bills 0.04%, April 28, 2016(SEG)(SEGCCS)			$120,000	119,900

U.S. Treasury Bills 0.07%, April 14, 2016(SEG)(SEGCCS)			6,414,000	6,410,680

U.S. Treasury Bills 0.07%, April 7, 2016(SEG)(SEGCCS)			572,000	571,776

U.S. Treasury Bills 0.07%, February 4, 2016(SEG)(SEGCCS)			1,933,000	1,932,832

U.S. Treasury Bills 0.09%, February 18, 2016(SEG)(SEGCCS)(SEGSF)			2,202,000	2,201,692

U.S. Treasury Bills 0.11%, January 14, 2016(SEG)(SEGCCS)(SEGSF)			2,355,000	2,354,927

U.S. Treasury Bills 0.13%, January 21, 2016(SEG)(SEGCCS)			132,000	131,994

U.S. Treasury Bills 0.15%, April 21, 2016(SEG)(SEGSF)			1,254,000	1,253,220

U.S. Treasury Bills 0.16%, February 11, 2016(SEG)(SEGCCS)			1,194,000	1,193,834

U.S. Treasury Bills 0.19%, January 7, 2016(SEG)(SEGCCS)(SEGSF)			678,000	677,997

Total short-term investments (cost $561,496,221)				$561,504,657

TOTAL INVESTMENTS

Total investments (cost $2,279,086,610)(b)				$2,335,509,690

FORWARD CURRENCY CONTRACTS at 12/31/15 (aggregate face value $116,976,899) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	1/20/16	$1,009,389	$1,010,161	$772
	Canadian Dollar	Sell	1/20/16	1,624,026	1,646,967	22,941
	Euro	Sell	3/16/16	2,043,706	2,038,730	(4,976)
	Mexican Peso	Buy	1/20/16	1,610,838	1,622,188	(11,350)
	New Taiwan Dollar	Buy	2/17/16	3,697	3,728	(31)
	New Zealand Dollar	Buy	1/20/16	1,032,886	975,841	57,045
	New Zealand Dollar	Sell	1/20/16	1,012,317	1,000,475	(11,842)
	Norwegian Krone	Sell	3/16/16	2,292,539	2,334,178	41,639
	Swedish Krona	Buy	3/16/16	1,011,774	1,021,983	(10,209)
Barclays Bank PLC
	Australian Dollar	Buy	1/20/16	670,717	630,992	39,725
	British Pound	Buy	3/16/16	975,889	1,003,748	(27,859)
	Canadian Dollar	Sell	1/20/16	1,071,361	1,022,996	(48,365)
	Euro	Sell	3/16/16	1,711,108	1,605,009	(106,099)
	Hong Kong Dollar	Buy	2/17/16	1,748,498	1,748,414	84
	Mexican Peso	Buy	1/20/16	1,852,131	1,863,095	(10,964)
	New Zealand Dollar	Buy	1/20/16	1,402,920	1,295,158	107,762
	Singapore Dollar	Buy	2/17/16	1,713,602	1,732,062	(18,460)
	Swedish Krona	Buy	3/16/16	24,370	18,345	6,025
	Swiss Franc	Buy	3/16/16	4,226,717	4,123,187	103,530
Citibank, N.A.
	Canadian Dollar	Sell	1/20/16	2,626,151	2,653,904	27,753
	Danish Krone	Sell	3/16/16	1,152,069	1,128,366	(23,703)
	Japanese Yen	Sell	2/17/16	209,557	202,764	(6,793)
	Mexican Peso	Buy	1/20/16	1,846,433	1,863,588	(17,155)
	New Zealand Dollar	Buy	1/20/16	1,055,983	1,031,660	24,323
	Singapore Dollar	Sell	2/17/16	2,009,179	2,009,339	160
Credit Suisse International
	Australian Dollar	Buy	1/20/16	553,627	453,337	100,290
	British Pound	Buy	3/16/16	1,904,745	1,957,393	(52,648)
	Canadian Dollar	Sell	1/20/16	1,555,874	1,518,048	(37,826)
	Euro	Buy	3/16/16	4,068,577	4,087,648	(19,071)
	Euro	Sell	3/16/16	4,088,065	4,000,802	(87,263)
	Indian Rupee	Sell	2/17/16	118,258	103,490	(14,768)
	New Taiwan Dollar	Sell	2/17/16	2,021,193	2,007,025	(14,168)
	New Zealand Dollar	Sell	1/20/16	609,822	568,442	(41,380)
	Norwegian Krone	Sell	3/16/16	402,067	397,004	(5,063)
	Swiss Franc	Sell	3/16/16	1,377,861	1,344,924	(32,937)
Deutsche Bank AG
	Czech Koruna	Sell	3/16/16	1,853,597	1,816,580	(37,017)
	Norwegian Krone	Sell	3/16/16	1,186,398	1,214,146	27,748
Goldman Sachs International
	British Pound	Buy	3/16/16	44,526	45,549	(1,023)
	Canadian Dollar	Buy	1/20/16	1,340,430	1,414,549	(74,119)
	Euro	Sell	3/16/16	1,045,369	996,376	(48,993)
	Japanese Yen	Buy	2/17/16	3,849,603	3,800,841	48,762
	New Taiwan Dollar	Sell	2/17/16	2,021,193	2,019,287	(1,906)
	Norwegian Krone	Sell	3/16/16	46,750	47,831	1,081
	Singapore Dollar	Sell	2/17/16	2,009,179	2,009,863	684
HSBC Bank USA, National Association
	British Pound	Buy	3/16/16	557,019	578,889	(21,870)
	Canadian Dollar	Sell	1/20/16	756,833	791,104	34,271
	Japanese Yen	Sell	2/17/16	1,656,506	1,653,546	(2,960)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	1/20/16	40,195	41,372	1,177
	British Pound	Buy	3/16/16	555,544	568,284	(12,740)
	Canadian Dollar	Sell	1/20/16	2,814,853	2,851,554	36,701
	Euro	Sell	3/16/16	1,524	1,491	(33)
	Indian Rupee	Buy	2/17/16	1,821,858	1,818,502	3,356
	Mexican Peso	Buy	1/20/16	482,029	571,152	(89,123)
	New Taiwan Dollar	Sell	2/17/16	1,785,929	1,800,636	14,707
	New Zealand Dollar	Buy	1/20/16	250,312	233,299	17,013
	Norwegian Krone	Sell	3/16/16	1,660,729	1,688,059	27,330
	Singapore Dollar	Sell	2/17/16	2,009,179	2,018,285	9,106
	South Korean Won	Sell	2/17/16	2,029,354	2,002,100	(27,254)
	Swedish Krona	Buy	3/16/16	1,509,026	1,466,482	42,544
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/20/16	1,034,001	1,050,310	(16,309)
	British Pound	Buy	3/16/16	1,281,969	1,291,849	(9,880)
	Canadian Dollar	Sell	1/20/16	1,721,232	1,688,138	(33,094)
	Euro	Sell	3/16/16	4,555,661	4,421,968	(133,693)
	Japanese Yen	Buy	2/17/16	311,751	301,399	10,352
	New Zealand Dollar	Buy	1/20/16	2,885,862	2,954,816	(68,954)
	Norwegian Krone	Sell	3/16/16	675,940	688,952	13,012
	Swedish Krona	Sell	3/16/16	1,874,326	1,843,834	(30,492)
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/20/16	2,295,628	2,211,171	84,457
	Canadian Dollar	Sell	1/20/16	887,719	914,504	26,785
	Japanese Yen	Sell	2/17/16	1,669,794	1,666,803	(2,991)
	South Korean Won	Sell	2/17/16	2,029,354	2,033,010	3,656
	Swedish Krona	Buy	3/16/16	114,265	111,037	3,228
UBS AG
	Australian Dollar	Buy	1/20/16	2,333,783	2,286,414	47,369
	British Pound	Buy	3/16/16	2,478,720	2,543,497	(64,777)
	Canadian Dollar	Buy	1/20/16	1,310,944	1,354,798	(43,854)
	Euro	Buy	3/16/16	152,091	148,818	3,273
	Japanese Yen	Buy	2/17/16	2,006,414	1,992,675	13,739
WestPac Banking Corp.
	Canadian Dollar	Sell	1/20/16	2,257,925	2,259,784	1,859
	Euro	Sell	3/16/16	1,776,974	1,738,354	(38,620)

Total						$(358,373)

FUTURES CONTRACTS OUTSTANDING at 12/31/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Long)	374	$13,339,506	Mar-16	$163,594
MSCI EAFE Index Mini (Short)	170	14,434,700	Mar-16	(188,190)
Russell 2000 Index Mini (Short)	67	7,581,050	Mar-16	37,386
S&P 500 Index (Long)	77	39,181,450	Mar-16	(177,314)
S&P 500 Index E-Mini (Long)	671	68,287,670	Mar-16	228,476
S&P 500 Index E-Mini (Short)	134	13,637,180	Mar-16	(11,463)
S&P Mid Cap 400 Index E-Mini (Long)	100	13,935,000	Mar-16	(69,848)
U.S. Treasury Bond 30 yr (Long)	95	14,606,250	Mar-16	11,242
U.S. Treasury Bond 30 yr (Short)	11	1,691,250	Mar-16	(3,047)
U.S. Treasury Bond Ultra 30 yr (Long)	193	30,626,688	Mar-16	178,764
U.S. Treasury Bond Ultra 30 yr (Short)	7	1,110,813	Mar-16	(5,439)
U.S. Treasury Note 2 yr (Long)	474	102,969,094	Mar-16	(162,037)
U.S. Treasury Note 2 yr (Short)	163	35,409,203	Mar-16	59,676
U.S. Treasury Note 5 yr (Long)	805	95,247,852	Mar-16	(258,195)
U.S. Treasury Note 5 yr (Short)	58	6,862,578	Mar-16	20,275
U.S. Treasury Note 10 yr (Long)	264	33,239,250	Mar-16	(149,744)

Total				$(325,864)

TBA SALE COMMITMENTS OUTSTANDING at 12/31/15 (proceeds receivable $41,026,172) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3 1/2s, January 1, 2046	$1,000,000	1/13/16	$1,031,484
Federal National Mortgage Association, 3s, January 1, 2046	40,000,000	1/13/16	39,990,624

Total			$41,022,108

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/15 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$1,432,000		$(18)	9/29/25	2.162%	3 month USD-LIBOR-BBA	$(7,600)
	728,000		(10)	9/30/25	2.07%	3 month USD-LIBOR-BBA	2,375
	314,000		(4)	11/12/25	2.2225%	3 month USD-LIBOR-BBA	(2,322)
	41,943,000	(E)	(11,746)	3/16/21	1.70%	3 month USD-LIBOR-BBA	177,080
	49,500,000	(E)	(5,377)	3/16/21	3 month USD-LIBOR-BBA	1.70%	(228,226)
	29,489,000	(E)	26,978	3/16/26	2.20%	3 month USD-LIBOR-BBA	104,947
	18,100,000	(E)	(17,069)	3/16/26	3 month USD-LIBOR-BBA	2.20%	(64,925)
	7,300,000	(E)	(55,792)	3/16/46	3 month USD-LIBOR-BBA	2.65%	(35,629)
	999,000	(E)	2,010	3/16/46	2.65%	3 month USD-LIBOR-BBA	(750)
	68,154,000	(E)	70,413	3/16/18	1.20%	3 month USD-LIBOR-BBA	192,409
	66,700,000	(E)	(69,536)	3/16/18	3 month USD-LIBOR-BBA	1.20%	(188,926)

	Total		$(60,151)	$(51,567)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$67,358	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$108
	1,478,590	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,065
	186,059	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	386
	5,657	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	21
	375,716	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	174
	53,242	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(100)
	210,829	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(515)
	113,285	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	240
	409,590	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	44
	597,415	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(34)
	1,429,128	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(82)
	506,161	(238)	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,769)
Citibank, N.A.
	381,247	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(22)
	372,789	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(22)
baskets	664	—	12/16/16	(3 month USD-LIBOR-BBA plus 0.42%)	A basket (CGPUTQL2) of common stocks	710,791
units	15,132	—	11/23/16	3 month USD-LIBOR-BBA plus 0.10%	Russell 1000 Total Return Index	(993,959)
Credit Suisse International
	$2,129,294	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	653
	713,227	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,479
	329,943	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	1,422
Goldman Sachs International
	112,275	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	421
	17,755	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	66
	167,323	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	268
	167,323	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	268
	1,839,463	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,813
	796,877	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,151
	28,347	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(100)
	34,005	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(120)
	53,841	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	112
	627,435	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,220)

Total		$(238)	$(273,461)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$1,504	$22,000	5/11/63	300 bp	$826
	CMBX NA BBB- Index	BBB-/P	2,953	49,000	5/11/63	300 bp	1,443
	CMBX NA BBB- Index	BBB-/P	6,050	98,000	5/11/63	300 bp	3,030
	CMBX NA BBB- Index	BBB-/P	5,757	101,000	5/11/63	300 bp	2,645
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	8,647	78,000	5/11/63	300 bp	6,243
	Credit Suisse International
	CMBX NA BB Index	—	(23,899)	1,354,000	5/11/63	(500 bp)	33,955
	CMBX NA BBB- Index	BBB-/P	7,730	534,000	5/11/63	300 bp	(8,726)
	CMBX NA BBB- Index	BBB-/P	6,058	553,000	5/11/63	300 bp	(10,984)
	CMBX NA BBB- Index	BBB-/P	17,691	1,347,000	5/11/63	300 bp	(23,819)
	CMBX NA BBB- Index	BBB-/P	727	17,000	1/17/47	300 bp	(224)
	CMBX NA BBB- Index	BBB-/P	1,588	38,000	1/17/47	300 bp	(537)
	CMBX NA BBB- Index	BBB-/P	2,415	60,000	1/17/47	300 bp	(940)
	CMBX NA BBB- Index	BBB-/P	1,758	61,000	1/17/47	300 bp	(1,653)
	CMBX NA BBB- Index	BBB-/P	2,616	62,000	1/17/47	300 bp	(851)
	CMBX NA BBB- Index	BBB-/P	5,284	90,000	1/17/47	300 bp	251
	CMBX NA BBB- Index	BBB-/P	5,246	182,000	1/17/47	300 bp	(4,931)
	CMBX NA BBB- Index	BBB-/P	7,947	304,000	1/17/47	300 bp	(9,051)
	CMBX NA BBB- Index	BBB-/P	16,083	384,000	1/17/47	300 bp	(5,389)
	CMBX NA BBB- Index	BBB-/P	22,636	636,000	1/17/47	300 bp	(12,927)
	CMBX NA BBB- Index	BBB-/P	25,039	730,000	1/17/47	300 bp	(15,780)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(242)	35,000	5/11/63	300 bp	(1,321)
	CMBX NA BBB- Index	BBB-/P	75	21,000	1/17/47	300 bp	(1,099)
	CMBX NA BBB- Index	BBB-/P	75	21,000	1/17/47	300 bp	(1,099)
	CMBX NA BBB- Index	BBB-/P	126	32,000	1/17/47	300 bp	(1,664)
	CMBX NA BBB- Index	BBB-/P	171	40,000	1/17/47	300 bp	(2,066)
	CMBX NA BBB- Index	BBB-/P	143	40,000	1/17/47	300 bp	(2,094)
	CMBX NA BBB- Index	BBB-/P	143	40,000	1/17/47	300 bp	(2,094)
	CMBX NA BB Index	—	(1,839)	215,000	5/11/63	(500 bp)	7,347
	CMBX NA BB Index	—	(1,113)	105,000	5/11/63	(500 bp)	3,373
	CMBX NA BB Index	—	909	54,000	5/11/63	(500 bp)	3,216
	CMBX NA BB Index	—	492	48,000	5/11/63	(500 bp)	2,543
	CMBX NA BB Index	—	58	48,000	5/11/63	(500 bp)	2,109
	CMBX NA BB Index	—	995	44,000	5/11/63	(500 bp)	2,875
	CMBX NA BB Index	—	(365)	38,000	5/11/63	(500 bp)	1,259
	CMBX NA BB Index	—	(84)	42,000	1/17/47	(500 bp)	2,652
	CMBX NA BBB- Index	BBB-/P	(271)	27,000	5/11/63	300 bp	(1,103)
	CMBX NA BBB- Index	BBB-/P	(112)	28,000	5/11/63	300 bp	(975)
	CMBX NA BBB- Index	BBB-/P	(233)	29,000	5/11/63	300 bp	(1,127)
	CMBX NA BBB- Index	BBB-/P	(600)	36,000	5/11/63	300 bp	(1,709)
	CMBX NA BBB- Index	BBB-/P	(491)	45,000	5/11/63	300 bp	(1,878)
	CMBX NA BBB- Index	BBB-/P	447	75,000	5/11/63	300 bp	(1,864)
	CMBX NA BBB- Index	BBB-/P	971	85,000	5/11/63	300 bp	(1,648)
	CMBX NA BBB- Index	BBB-/P	(903)	90,000	5/11/63	300 bp	(3,676)
	CMBX NA BBB- Index	BBB-/P	1,157	28,000	1/17/47	300 bp	(409)
	CMBX NA BBB- Index	BBB-/P	1,286	61,000	1/17/47	300 bp	(2,125)
	CMBX NA BBB- Index	BBB-/P	2,676	62,000	1/17/47	300 bp	(791)
	CMBX NA BBB- Index	BBB-/P	2,496	62,000	1/17/47	300 bp	(971)
	CMBX NA BBB- Index	BBB-/P	2,496	62,000	1/17/47	300 bp	(971)
	CMBX NA BBB- Index	BBB-/P	2,619	63,000	1/17/47	300 bp	(904)
	CMBX NA BBB- Index	BBB-/P	2,727	90,000	1/17/47	300 bp	(2,305)
	CMBX NA BBB- Index	BBB-/P	2,874	96,000	1/17/47	300 bp	(2,494)
	JPMorgan Securities LLC
	CMBX NA BBB- Index	—	(656)	122,000	5/11/63	(300 bp)	3,103
	CMBX NA BBB- Index	—	(2,879)	120,000	5/11/63	(300 bp)	819
	CMBX NA BBB- Index	—	(1,546)	60,000	5/11/63	(300 bp)	303
	CMBX NA BBB- Index	BBB-/P	3,320	60,000	1/17/47	300 bp	(35)
	CMBX NA BBB- Index	BBB-/P	6,329	120,000	1/17/47	300 bp	(381)
	CMBX NA BBB- Index	BBB-/P	3,188	122,000	1/17/47	300 bp	(3,632)

	Total		$148,269	$(58,255)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2015. Securities rated by Putnam are indicated by “/P.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 25 Index	B+/P	$(188,264)	$19,469,000	12/20/20	500 bp	$36,367
	NA IG Series 25 Index	BBB+/P	(537,955)	97,500,000	12/20/20	100 bp	24,477

	Total		$(726,219)	$60,844

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2015. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2015 through December 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,051,545,355.
(b)	The aggregate identified cost on a tax basis is $2,285,194,485, resulting in gross unrealized appreciation and depreciation of $141,783,155 and $91,467,950, respectively, or net unrealized appreciation of $50,315,205.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $330,735, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$139,211,020	$88,031,244	$110,086,081	$57,537	$117,156,183
	Putnam Short Term Investment Fund*	277,946,939	110,775,637	83,733,053	135,464	304,989,523
	Totals	$417,157,959	$198,806,881	$193,819,134	$193,001	$422,145,706
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $29,552,910, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $28,621,949.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $572,850,502 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to sepcific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,105,900 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $783,714 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$27,704,798	$13,569,048	$—
Capital goods	67,735,844	7,340,843	—
Communication services	26,600,445	13,626,707	—
Conglomerates	327,286	1,765,226	—
Consumer cyclicals	135,793,840	32,645,982	—
Consumer staples	75,314,396	20,707,101	120,224
Energy	59,856,459	12,796,080	250
Financials	161,481,276	47,524,711	210,511
Health care	137,898,509	22,260,158	—
Technology	171,797,951	7,753,355	—
Transportation	26,495,280	9,180,494	—
Utilities and power	27,269,536	7,944,594	—
Total common stocks	918,275,620	197,114,299	330,985
Asset-backed securities	—	—	31,896,000
Convertible bonds and notes	—	230,136	—
Convertible preferred stocks	—	178,594	—
Corporate bonds and notes	—	282,393,728	627,006
Foreign government and agency bonds and notes	—	10,156,791	—
Investment companies	4,195,431	—	—
Mortgage-backed securities	—	61,655,626	3,556,488
Preferred stocks	631,118	119,597	—
Senior loans	—	2,562,195	—
U.S. government and agency mortgage obligations	—	259,554,963	—
U.S. treasury obligations	—	237,301	—
Warrants	—	289,155	—
Short-term investments	422,306,706	139,197,951	—

Totals by level	$1,345,408,875	$953,690,336	$36,410,479

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(358,373)	$—
Futures contracts	(325,864)	—	—
TBA sale commitments	—	(41,022,108)	—
Interest rate swap contracts	—	8,584	—
Total return swap contracts	—	(273,223)	—
Credit default contracts	—	580,539	—

Totals by level	$(325,864)	$(41,064,581)	$—

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of September 30, 2015	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of December 31, 2015

Common stocks*:
Consumer staples	$123,614	$—	$—	$(3,390)	$—	$—	$—	$—	$120,224
Energy	998	—	—	(748)	—	—	—	—	250
Financials	165,707	—	—	44,804	—	—	—	—	210,511
Total common stocks	$290,319	—	—	40,666	—	—	—	—	$330,985
Asset-backed securities	$31,896,000	$—	$—	$—	$—	$—	$—	$—	$31,896,000
Corporate bonds and notes	$627,006	—	—	—	—	—	—	—	$627,006
Mortgage-backed securities	$3,366,468	(32,789)	5,050	(40,847)	1,232,269	(10,202)	1,490	(964,951)	$3,556,488

Totals	$36,179,793	$(32,789)	$5,050	$(181)	$1,232,269	$(10,202)	$1,490	$(964,951)	$36,410,479

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $68,725 related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.
During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in Note 1) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

Level 3 securities which are fair valued by Putnam, are not material to the fund.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$880,544	$300,005
Foreign exchange contracts	1,004,259	1,362,632
Equity contracts	1,429,402	1,440,774
Interest rate contracts	695,987	985,963

Total	$4,010,192	$4,089,374

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		4,000
Forward currency contracts (contract amount)		$251,800,000
Centrally cleared interest rate swap contracts (notional)		$283,700,000
OTC total return swap contracts (notional)		$200,600,000
OTC credit default contracts (notional)		$9,000,000
Centrally cleared credit default contracts (notional)		$121,500,000
Warrants (number of warrants)		73,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$68,705	$—	$—	$—	$—	$—	$—	—	$—	$—	$—	$—	$—	$68,705
	OTC Total return swap contracts*#	—	4,038	—	710,791	3,554	—	7,099	—	—	—	—	—	—	—	—	725,482
	OTC Credit default contracts*#	—	—	—	—	57,854	—	26,321	—	—	9,306	—	—	—	—	—	93,481
	Centrally cleared credit default contracts§	—	—	30,610	—	—	—	—	—	—	—	—	—	—	—	—	30,610
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	573,437	—	—	—	—	573,437
	Forward currency contracts#	122,397	257,126	—	52,236	100,290	27,748	50,527	34,271	151,934	—	—	23,364	118,126	64,381	1,859	1,004,259

	Total Assets	$122,397	$261,164	$99,315	$763,027	$161,698	$27,748	$83,947	$34,271	$151,934	$9,306	$573,437	$23,364	$118,126	$64,381	$1,859	$2,495,974

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	58,828	—	—	—	—	—	—	—	—	—	—	—	—	58,828
	OTC Total return swap contracts*#	—	2,262	—	994,003	—	—	2,440	—	—	—	—	—	—	—	—	998,705
	OTC Credit default contracts*#	8,320	2,404	—	—	218,379	—	54,017	—	—	16,885	—	—	—	—	—	300,005
	Centrally cleared credit default contracts§	—	—	40,487	—	—	—	—	—	—	—	—	—	—	—	—	40,487
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	892,846	—	—	—	—	892,846
	Forward currency contracts#	38,408	211,747	—	47,651	305,124	37,017	126,041	24,830	129,150	—	—	292,422	2,991	108,631	38,620	1,362,632

	Total Liabilities	$46,728	$216,413	$99,315	$1,041,654	$523,503	$37,017	$182,498	$24,830	$129,150	$16,885	$892,846	$292,422	$2,991	$108,631	$38,620	$3,653,503

	Total Financial and Derivative Net Assets	$75,669	$44,751	$—	$(278,627)	$(361,805)	$(9,269)	$(98,551)	$9,441	$22,784	$(7,579)	$(319,409)	$(269,058)	$115,135	$(44,250)	$(36,761)	$(1,157,529)
	Total collateral received (pledged)##†	$75,669	$44,751	$—	$41,000	$(309,856)	$—	$(98,551)	$—	$—	$—	$—	$(269,058)	$111,239	$(44,250)	$—
	Net amount	$—	$—	$—	$(319,627)	$(51,949)	$(9,269)	$—	$9,441	$22,784	$(7,579)	$(319,409)	$—	$3,896	$—	$(36,761)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 26, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 26, 2016